UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

___________________________________________

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23157

___________________________________________

BROOKFIELD REAL ASSETS INCOME FUND INC.
(Exact name of registrant as specified in charter)

___________________________________________

Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.
Brookfield Real Assets Income Fund Inc.
Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281
(Name and address of agent for service)

___________________________________________

(855) 777-8001
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Brookfield

SEMI-ANNUAL REPORT
JUNE 30, 2026

Brookfield Real Assets Income Fund Inc.

IN PROFILE

Brookfield Public Securities Group LLC (the “Firm”) is an SEC-registered investment adviser and represents the Public Securities platform of Brookfield Asset Management (as defined below). The Firm provides global listed real assets strategies including real estate equities, infrastructure and energy infrastructure equities, multi-real-asset-class strategies and real asset debt. With approximately $66 billion of assets under management as of June 30, 2026, the Firm manages separate accounts, registered funds and opportunistic strategies for institutional and individual clients, including financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net worth investors. The Firm is an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAM) (“BAM Ltd.”), with over $1 trillion of assets under management as of June 30, 2026. Brookfield Corporation, a publicly traded company (NYSE: BN; TSX: BN), holds a 73% interest in BAM Ltd. For more information, go to https://publicsecurities.brookfield.com.

Brookfield Real Assets Income Fund Inc. (the “Fund”) is managed by Brookfield Public Securities Group LLC. The Fund uses its website as a channel of distribution of material company information. Financial and other material information regarding the Fund is routinely posted on and accessible at https://privatewealth.brookfield.com/fund/brookfield-real-assets-income-fund-inc.

This report is for shareholder information. This is not a Prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

LETTER TO SHAREHOLDERS

Dear Shareholders,

We are pleased to provide the Semi-Annual Report for Brookfield Real Assets Income Fund Inc. (the “Fund”) for the six months ended June 30, 2026.

The Fund had a total return based on net asset value (NAV) of 3.17% and a total return based on market price of 4.94% (total returns assume the reinvestment of dividends and are exclusive of brokerage commissions) for the six-month period ended June 30, 2026. Risk assets were generally positive in the first half of 2026, led by a strong rally in equities alongside modest gains in bonds. The MSCI World Index rose 9.94% and slightly underperformed U.S. stocks, which returned +10.21%, as measured by the S&P 500. The single largest market-moving event of the half was the escalating conflict with Iran, which temporarily closed the Strait of Hormuz and pushed WTI oil above $100 a barrel. Despite the resulting volatility, global equities remained resilient. As U.S.-Iran tensions eventually eased, strong corporate earnings and sustained enthusiasm for artificial intelligence continued to support capital flows into risk assets.

Within fixed income, U.S. bonds generated modestly positive returns, as persistent inflation concerns and uncertainty surrounding the Federal Reserve’s policy path kept Treasury yields elevated. The U.S. yield curve flattened over the period, while interest-rate volatility remained pronounced. Against this backdrop, fixed income provided portfolio stability but limited capital appreciation, with the Bloomberg U.S. Aggregate Bond Index returning just 0.69%. Commodity markets performed well, supported by the oil supply shock and associated rise in energy prices. The Bloomberg Commodity Index returned 14.36% during the period.

Real asset equities performed inline with their broad market counterparts during the period. Real asset sectors were especially in favor during the first quarter as growing enthusiasm over AI led traditional software and consumer services sectors to sell off significantly. As such, capital flowed to “hard asset” sectors that have a low risk of obsolescence, such as real estate and infrastructure. Returns within the real asset universe were led by global infrastructure equities, which advanced 11.11% and were helped by the midstream energy and utility sectors. Global real estate equities, as measured by FTSE EPRA, rose 10.24%, with the FTSE EPRA US index outperforming Asia and Europe. On a sector basis, data centers led gains, outperforming due to rising earnings growth expectations from enterprise AI adoption and exceptionally strong leasing trends.

In debt markets, both real asset investment-grade and real asset high-yield securities outperformed their broad-market counterparts. Their defensive business models and intrinsic connection to inflation were rewarded as investors rotated away from more cyclical sectors amid a challenging market environment. In securitized credit, CMBS & RMBS issuance remained resilient despite uncertainty from the Iran & U.S. conflict. Investors were attracted to high absolute yields and ample liquidity, which helped drive performance during the period. Within CMBS, delinquency rates declined, led by an improvement in fundamentals within office and lodging properties.

Upside risks to inflation, including an energy shock prompting a more hawkish position from the Fed, remain a worry for markets. GDP growth forecasts have continued to soften despite the perceived improving situation in Iran. The housing market remains soft in many markets and the labor market shows weak labor demand offset by weak labor supply. Within credit markets, spreads are near historically tight levels, driven in part by strong flows, partially offset by hyperscaler/data center supply. The high yield upgrade/downgrade ratio has been 1.5x year-to-date, up from 1.0x in 2025, while the investment grade ratio has been 2.2x over the same period, down from a recent high of 4.7x in 2024.

In addition, wartime-level budget deficits are pressuring term premiums, and the forward curve has swung to pricing in nearly two hikes over the next 12 months. Following an upward shift and flattening in the yield curve year-to-date, base rates continue to support attractive all-in yields across both U.S. investment grade and high yield. We expect yield to play a key role in driving total returns in the coming quarters, as credit spreads are only modestly above historic lows.

We also believe public investment grade and high-yield bonds offer an attractive combination of liquidity and credit quality relative to certain segments of the leveraged loan and private credit markets. From a sector perspective, we favor companies operating in resilient industries with strong cash flow visibility. We see particular opportunity in midstream energy, where we favor debt issued by integrated natural gas infrastructure companies. These businesses typically benefit from strong balance sheets, scale advantages, and stable, fee-based cash flows, while also being well positioned to capture growing international demand for U.S. natural gas (especially via LNG).

2026 Semi-Annual Report	1

LETTER TO SHAREHOLDERS (continued)

At Brookfield, the assets owned by the companies in which we invest live at the epicenter of several decades-long megatrends, namely: Decarbonization, Deglobalization and Digitization. Trillions of dollars will be deployed as these trends play out; and across our funds we seek to uncover the highest quality listed equity and debt investment opportunities that stand to benefit from these secular shifts as well as the more favorable macro backdrop. Moreover, active security selection focused on fundamentals — namely earnings growth and valuations — is key to producing attractive investment returns in any environment.

We welcome your questions and comments and encourage you to contact our Investor Relations team at 1-855-777-8001 or visit us at https://privatewealth.brookfield.com/ for more information.

Thank you for your support.

Sincerely,

Brian F. Hurley
President Brookfield Real Assets Income Fund Inc.

These views represent the opinions of Brookfield Public Securities Group LLC and are not intended to predict or depict the performance of any investment. These views are primarily as of the close of business on June 30, 2026, and subject to change based on subsequent developments.

Past performance is no guarantee of future results.

Investing involves risk. Principal loss is possible. Real assets include real estate securities, infrastructure securities and natural resources securities. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conservation policies. Natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics.

2	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Portfolio Characteristics (Unaudited) June 30, 2026
PORTFOLIO STATISTICS
Annualized distribution rate[1]	10.02%
Weighted average coupon	5.27%
Weighted average life	3.04 years
Percentage of leveraged assets	24.30%
Total number of holdings	585
ASSET BY COUPON TYPE DISTRIBUTION[2]
Corporate Credit
— Infrastructure	39.9%
— Real Estate	13.4%
— Natural Resources	5.9%
Total Corporate Credit	59.2%
Securitized Credit
— Residential Mortgage-Backed Securities	23.9%
— Commercial Mortgage-Backed Securities	4.4%
Total Securitized Credit	28.3%
Equities
— Infrastructure	6.3%
— Real Estate	1.7%
Total Equities	8.0%
Cash & Other	4.5%
Total	100.0%
FIXED INCOME ASSETS BY CREDIT RATING[3]
BBB and Above	23.0%
BB	39.7%
B	13.7%
CCC and Below	8.7%
Unrated	14.9%
Total	100.0%

____________

1 The distribution rate referenced above is calculated as the annualized amount of the most recent monthly distribution declared divided by the June 30, 2026 stock price. This calculation does not include any non-income items such as loan proceeds or borrowings. The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of your distribution may be a return of capital. Year-to-date through June 30, 2026, 38.60% of its distributions are estimated to be a return of capital.

2 Percentages are based on total market value of investments.

3 Percentages are based on total market value of fixed income securities.

2026 Semi-Annual Report	3

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) June 30, 2026
	Par	Value
CORPORATE CREDIT – 68.1%
Basic Industrial – 1.0%
Methanex Corp., 5.25%, 12/15/2029 (a)	$1,490,000	$1,481,819
Methanex US Operations, Inc., 6.25%, 03/15/2032 (b)(c)	1,450,000	1,468,298
NOVA Chemicals Corp.
8.50%, 11/15/2028 (b)(c)	1,405,000	1,452,954
4.25%, 05/15/2029 (b)(c)	3,342,000	3,249,989
		7,653,060
Capital Goods – 0.4%
Cascades, Inc., 6.75%, 07/15/2030 (b)(c)	3,252,000	3,317,040
Chemicals – 0.4%
Celanese US Holdings LLC, 7.00%, 02/15/2031	2,889,000	2,973,463
Construction & Building Materials – 0.2%
Installed Building Products, Inc., 5.63%, 02/01/2034 (b)	1,365,000	1,343,929
Diversified – 1.5%
Five Point Operating Co. LP, 8.00%, 10/01/2030 (b)	3,291,000	3,369,244
Howard Hughes Corp.
4.38%, 02/01/2031 (b)	1,610,000	1,522,621
5.88%, 03/01/2032 (b)	3,853,000	3,827,646
Kennedy-Wilson, Inc., 7.00%, 06/01/2031 (b)	2,719,000	2,779,354
		11,498,865
Energy – 5.0%
Antero Resources Corp., 5.38%, 03/01/2030 (b)(c)	2,840,000	2,860,556
Ascent Resources Utica Holdings LLC, 6.63%, 10/15/2032 (b)(c)	2,895,000	2,929,323
BKV Upstream Midstream LLC, 7.50%, 10/15/2030 (b)	1,887,000	1,893,767
Bristow Group, Inc., 6.75%, 02/01/2033 (b)	2,171,000	2,178,129
CNX Resources Corp., 7.38%, 01/15/2031 (a)(b)	2,533,000	2,592,095
Comstock Resources, Inc., 6.75%, 03/01/2029 (b)	1,457,000	1,434,575
Crescent Energy Finance LLC, 7.63%, 04/01/2032 (b)	1,467,000	1,480,105
EQT Corp., 4.50%, 01/15/2029 (c)	1,236,000	1,227,529
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (b)(c)	1,387,000	1,414,772

____________

See Notes to Financial Statements.

4	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
CORPORATE CREDIT (continued)
Hilcorp Energy I LP, 6.25%, 11/01/2028 (b)(c)	$2,862,000	$2,869,527
Matador Resources Co., 6.50%, 04/15/2032 (b)	2,819,000	2,834,358
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (b)	1,865,000	1,848,410
Permian Resources Operating LLC
5.88%, 07/01/2029 (b)(c)	2,825,000	2,824,630
6.25%, 02/01/2033 (a)(b)	2,830,000	2,891,431
SM Energy Co., 6.63%, 04/15/2034 (b)	2,842,000	2,798,590
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (b)(c)	2,941,000	2,892,989
Transocean International Ltd., 8.75%, 02/15/2030 (b)	2,170,000	2,254,599
		39,225,385
Health Facilities – 2.4%
Community Health Systems, Inc., 10.88%, 01/15/2032 (b)(c)	4,952,000	5,332,348
LifePoint Health, Inc., First Lien, 7.42% (3 mo. Term SOFR + 3.75%), 05/19/2031	4,466,080	4,393,507
LifePoint Health, Inc., 10.00%, 06/01/2032 (b)	815,000	813,484
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (b)	3,068,000	3,205,106
Tenet Healthcare Corp., 5.50%, 11/15/2032 (a)(b)	5,000,000	4,971,360
Toledo Hospital, 4.98%, 11/15/2045	250,000	206,117
		18,921,922
Infrastructure Services – 0.6%
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (b)(c)	1,610,000	1,644,116
Wrangler Holdco Corp., 6.63%, 04/01/2032 (b)(c)	3,000,000	3,075,516
		4,719,632
Leisure – 4.2%
Caesars Entertainment, Inc., 6.50%, 02/15/2032 (b)(c)	2,850,000	2,782,985
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/2031 (b)(c)	3,085,000	2,916,919
5.88%, 03/15/2033 (b)	2,800,000	2,826,275
MGM Resorts International, 6.13%, 09/15/2029 (a)	2,785,000	2,810,965
NCL Corp. Ltd., 6.75%, 02/01/2032 (a)(b)(c)	4,272,000	4,261,722

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	5

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
CORPORATE CREDIT (continued)
RHP Hotel Properties LP
4.50%, 02/15/2029 (b)(c)	$4,010,000	$3,932,919
6.50%, 06/15/2033 (b)	1,957,000	2,009,375
Six Flags Entertainment Corp.
5.25%, 07/15/2029	479,000	466,685
7.25%, 05/15/2031 (b)(c)	5,020,000	4,991,630
8.63%, 01/15/2032 (b)	2,908,000	2,995,345
Station Casinos LLC, 4.50%, 02/15/2028 (b)	3,000,000	2,965,790
		32,960,610
Media – 6.1%
Block Communications, Inc., 10.25%, 03/01/2031 (b)	2,858,000	2,614,441
Cable One, Inc., 4.00%, 11/15/2030 (Acquired 5/20/2025, Cost $833,212) (b)(c)(d)	1,014,000	546,675
CCO Holdings LLC
6.38%, 09/01/2029 (b)(c)	5,170,000	5,165,519
4.75%, 03/01/2030 (b)(c)	6,419,000	6,087,102
CSC Holdings LLC, 4.50%, 11/15/2031 (b)(c)	11,178,000	6,596,892
Directv Financing LLC, 10.00%, 02/15/2031 (b)(c)	5,850,000	6,069,952
DISH Network Corp., 11.75%, 11/15/2027 (b)(c)	13,401,000	13,770,406
Midcontinent Communications, 8.00%, 08/15/2032 (b)(c)	8,135,000	7,128,458
		47,979,445
Media Content – 0.5%
Discovery Communications LLC, 4.13%, 05/15/2029 (c)	3,000,000	2,970,000
Discovery Global Holdings, Inc., 4.28%, 03/15/2032	1,500,000	1,346,025
		4,316,025
Metals & Mining – 0.8%
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (b)(c)	1,640,000	1,697,341
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032 (b)	4,384,000	4,351,088
		6,048,429
Oil Gas Transportation & Distribution – 16.1%
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054 (b)(c)	7,197,000	7,543,334
Antero Midstream Partners LP, 5.38%, 06/15/2029 (b)(c)	5,400,000	5,382,877
Buckeye Partners LP, 4.13%, 12/01/2027 (c)	3,655,000	3,607,606
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.88%, 06/01/2034 (b)	1,652,000	1,644,118

____________

See Notes to Financial Statements.

6	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
CORPORATE CREDIT (continued)
Enbridge, Inc.
7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083	$825,000	$844,682
7.63% to 01/15/2033 then 5 yr. CMT Rate + 4.42%, 01/15/2083 (c)	8,790,000	9,515,245
Energy Transfer LP, 6.94% (3 mo. Term SOFR + 3.28%), 11/01/2066 (c)	9,500,000	9,483,544
Enterprise Products Operating LLC
6.70% (3 mo. Term SOFR + 3.04%), 06/01/2067	2,886,000	2,871,544
5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077	1,460,000	1,454,350
5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078 (a)	5,000,000	4,982,851
Excelerate Energy LP, 8.00%, 05/15/2030 (b)(c)	2,782,000	2,933,625
Ferrellgas LP, 5.88%, 04/01/2029 (b)(c)	3,365,000	3,273,581
Genesis Energy LP, 7.88%, 05/15/2032 (c)	4,783,000	4,931,775
Harvest Midstream I LP, 6.75%, 05/15/2034 (b)	2,887,000	2,927,640
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)(b)(c)	4,440,000	4,466,897
Plains All American Pipeline LP, 8.02% (3 mo. Term SOFR + 4.37%), Perpetual (c)	13,765,000	13,764,920
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (a)	6,750,000	7,209,061
Suburban Propane Partners LP, 5.00%, 06/01/2031 (a)(b)(c)	4,389,000	4,160,832
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (b)(c)	1,406,000	1,465,192
Sunoco LP
4.50%, 05/15/2029	1,981,000	1,940,627
4.50%, 10/01/2029 (b)(c)	3,247,000	3,155,122
5.63%, 03/15/2031 (b)	274,000	272,001
Tallgrass Energy Partners LP, 6.00%, 12/31/2030 (b)(c)	4,339,000	4,340,931
TransCanada PipeLines Ltd., 6.13% to 10/17/2031 then 5 yr. CMT Rate + 2.25%, 10/17/2056	10,068,000	10,178,839
USA Compression Partners LP, 6.25%, 10/01/2033 (b)	2,889,000	2,863,741
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033 (b)	1,975,000	1,760,947
Venture Global LNG, Inc., 7.00%, 01/15/2030 (b)	1,360,000	1,387,090
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (b)	1,094,000	1,200,723
6.50%, 01/15/2034 (b)	1,636,000	1,704,761
6.50%, 06/15/2034 (b)	1,093,000	1,138,878
Whistler Pipeline LLC, 5.95%, 09/30/2034 (a)(b)	2,950,000	3,025,148
		125,432,482

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	7

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
CORPORATE CREDIT (continued)
Real Estate – 7.2%
American Assets Trust LP, 6.15%, 10/01/2034 (a)		$2,762,000	$2,812,870
Arbor Realty SR, Inc., 7.88%, 07/15/2030 (b)(c)		1,568,000	1,476,307
Brandywine Operating Partnership LP
8.88%, 04/12/2029 (a)		3,038,000	3,209,933
6.13%, 01/15/2031 (c)		1,320,000	1,261,847
Diversified Healthcare Trust, 7.25%, 10/15/2030 (b)		4,260,000	4,385,120
EPR Properties, 3.60%, 11/15/2031 (a)		4,100,000	3,758,469
Global Net Lease, Inc., 3.75%, 12/15/2027 (b)(c)		1,510,000	1,479,749
Iron Mountain, Inc.
4.88%, 09/15/2029 (Acquired 2/10/2021 – 2/11/2021, Cost $2,978,523) (b)(c)(d)		2,950,000	2,894,942
6.25%, 01/15/2033 (b)(c)		3,380,000	3,412,708
Ladder Capital Finance Corp., 7.00%, 07/15/2031 (b)		2,620,000	2,717,087
Lamar Media Corp., 4.00%, 02/15/2030 (c)		3,050,000	2,916,115
Millrose Properties, Inc., 6.38%, 08/01/2030 (b)		1,973,000	1,999,734
MPT Operating Partnership LP
0.99%, 10/15/2026	EUR	5,000,000	5,586,380
8.50%, 02/15/2032 (b)(c)		2,675,000	2,738,242
Pacific Beacon LLC, 5.51%, 07/15/2036 (b)		100,000	98,161
Park Intermediate Holdings LLC, 7.00%, 02/01/2030 (b)(c)		1,344,000	1,376,049
Service Properties Trust
4.95%, 10/01/2029		740,000	697,110
4.38%, 02/15/2030 (c)		6,951,000	6,273,137
Starwood Property Trust, Inc., 7.25%, 04/01/2029 (b)		1,380,000	1,424,978
Vornado Realty LP
3.40%, 06/01/2031		2,370,000	2,178,728
5.75%, 02/01/2033		2,030,000	2,039,323
XHR LP, 4.88%, 06/01/2029 (b)		1,488,000	1,461,193
			56,198,182
Specialty Retail – 0.6%
Kohl’s Corp., 10.00%, 06/01/2030 (b)(c)		4,000,000	4,326,860

____________

See Notes to Financial Statements.

8	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
CORPORATE CREDIT (continued)
Support-Services – 0.4%
Grand Canyon University, 5.13%, 10/01/2028 (c)	$3,250,000	$3,211,783
Telecommunication Services – 8.3%
Bell Telephone Co. of Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055	7,698,000	7,868,565
EchoStar Corp., 6.75% , 11/30/2030 (a)	10,405,475	10,578,216
Iliad Holding SAS, 7.00%, 04/15/2032 (b)	1,389,000	1,415,415
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029 (b)(c)	5,128,000	2,833,036
Level 3 Financing, Inc.
3.75%, 07/15/2029 (b)(c)	416,000	401,440
6.88%, 06/30/2033 (b)(c)	8,474,000	8,706,111
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/2031 (b)(c)	1,400,000	1,463,308
Optics Bidco SpA, 6.38%, 11/15/2033 (b)(c)	1,826,000	1,827,057
Rogers Communications, Inc., 7.13% to 04/15/2035 then 5 yr. CMT Rate + 2.62%, 04/15/2055 (a)	5,505,000	5,657,474
Telecom Italia Capital SA, 6.38%, 11/15/2033 (c)	2,860,000	2,991,466
TELUS Corp., 7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055 (c)	7,007,000	7,245,988
Uniti Group LP, 8.63%, 06/15/2032 (b)(c)	5,199,000	5,447,167
Windstream Services LLC, 8.25%, 10/01/2031 (b)(c)	8,266,000	8,717,257
		65,152,500
Utility – 12.4%
AES Corp., 6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055 (c)	5,966,000	5,890,482
AES Panama Generation Holdings SRL, 4.38%, 05/31/2030 (b)(c)	3,115,876	2,947,058
American Electric Power Co., Inc.
6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (a)(c)	3,387,000	3,617,699
7.05% to 12/15/2029 then 5 yr. CMT Rate + 2.75%, 12/15/2054 (c)	1,380,000	1,434,680
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/2028 (b)(c)	1,983,000	1,948,019
CenterPoint Energy, Inc., 6.85% to 02/15/2035 then 5 yr. CMT Rate + 2.95%, 02/15/2055 (a)(c)	7,225,000	7,594,494
Clearway Energy Operating LLC
3.75%, 02/15/2031 (b)(c)	1,897,000	1,759,493
5.75%, 01/15/2034 (b)	2,925,000	2,868,318

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	9

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
CORPORATE CREDIT (continued)
DTE Energy Co., 6.20% to 07/01/2033 then 5 yr. CMT Rate + 1.81%, 07/01/2058	$2,197,000	$2,215,652
Edison International, 7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054 (c)	1,616,000	1,662,175
Emera US Finance LLC, 6.65% to 10/01/2031 then 5 yr. CMT Rate + 2.87%, 10/01/2056	9,847,000	9,970,393
Entergy Corp., 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054 (a)(c)	5,620,000	5,806,438
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055 (c)	4,626,000	4,730,247
NiSource, Inc., 6.38% to 03/31/2035 then 5 yr. CMT Rate + 2.53%, 03/31/2055	640,000	659,761
NRG Energy, Inc., 6.00%, 02/01/2033 (b)(c)	6,969,000	7,006,732
PG&E Corp., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055 (c)	11,355,000	11,571,824
Sempra
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	1,535,000	1,565,945
6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055	7,895,000	7,958,841
Sierra Pacific Power Co., 6.20% to 12/15/2030 then 5 yr. CMT Rate + 2.55%, 12/15/2055	1,089,000	1,079,454
Spire, Inc., 6.45% to 06/01/2036 then 5 yr. CMT Rate + 2.33%, 06/01/2056 (c)	6,340,000	6,381,096
Vistra Operations Company, LLC, 7.75%, 10/15/2031 (b)(c)	3,300,000	3,452,924
Xcel Energy, Inc., 5.75% to 12/03/2031 then 5 yr. CMT Rate + 2.17%, 12/03/2056	2,915,000	2,880,680
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (b)(c)	1,474,000	1,525,258
		96,527,663
TOTAL CORPORATE CREDIT (Cost $524,969,665)		531,807,275
SECURITIZED CREDIT – 37.1%
Commercial Mortgage-Backed Securities – 4.9%
ACREC Trust
Series 2025-FL3, Class D, 6.68% (1 mo. Term SOFR + 3.04%), 08/18/2042, (3.04% Floor) (b)	500,000	499,477
Series 2025-FL3, Class E, 7.43% (1 mo. Term SOFR + 3.79%), 08/18/2042, (3.79% Floor) (b)	250,000	247,897
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F, 8.74% (1 mo. Term SOFR + 5.11%), 09/15/2038, (5.00% Floor) (b)	5,000,000	4,518,131
Beast Mortgage Trust, Series 2021-1818, Class F, 8.19% (1 mo. Term SOFR + 4.56%), 03/15/2036, (4.70% Floor) (b)	1,250,000	110,156

____________

See Notes to Financial Statements.

10	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
SECURITIZED CREDIT (continued)
CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class E, 6.55%, 02/10/2043 (b)(e)		$2,000,000	$2,001,690
ESTN Trust, Series 2026-TOWN, Class D, 6.69%, 05/12/2046 (b)(e)		1,000,000	1,019,112
Extended Stay America Trust
Series 2026-ESH2, Class E, 6.53% (1 mo. Term SOFR + 2.90%), 02/15/2043, (2.90% Floor) (b)		468,460	471,112
Series 2026-ESH2, Class F, 7.38% (1 mo. Term SOFR + 3.75%), 02/15/2043, (3.75% Floor) (b)		468,460	471,061
Federal Home Loan Mortgage Corp., Series K-152, Class X3, 4.48%, 11/25/2055 (e)(f)		5,250,000	1,142,681
GS Mortgage Securities Corp. II, Series 2020-GC47, Class F, 2.57%, 05/12/2053 (b)(e)		3,500,000	2,165,577
Hilton USA Trust
Series 2016-HHV, Class E, 4.33%, 11/05/2038 (b)(e)		11,000,000	10,946,148
Series 2016-SFP, Class C, 4.12%, 11/05/2035 (b)		581,000	144,524
Series 2016-SFP, Class D, 4.93%, 11/05/2035 (b)		1,929,000	193,504
Series 2016-SFP, Class E, 5.52%, 11/05/2035 (b)		1,300,000	104,407
JP Morgan Chase Commercial Mortgage Securities, Series 2021-1440, Class F, 8.59% (1 mo. Term SOFR + 4.96%), 03/15/2036, (4.85% Floor) (b)(g)		2,586,000	636,673
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ, 6.58%, 02/15/2051 (e)		3,284	3,286
KIND Trust
Series 2021-KIND, Class E, 6.99% (1 mo. Term SOFR + 3.36%), 08/15/2038, (3.25% Floor) (b)		1,487,782	1,482,004
Series 2021-KIND, Class F, 7.69% (1 mo. Term SOFR + 4.06%), 08/15/2038, (3.95% Floor) (b)		3,331,912	3,303,228
Morgan Stanley ABS Capital I, Inc., Series 2024-NSTB, Class D, 4.50%, 09/24/2057 (b)(e)		1,000,000	930,626
Morgan Stanley Capital I Inc., Series 2017-HR2, Class D, 2.73%, 12/15/2050		3,000,000	2,761,306
UK Logistics
Series 2024-1A, Class D, 7.75% (SONIA + 4.00%), 05/17/2034, (4.00% Floor) (b)	GBP	284,189	379,094
Series 2024-1A, Class E, 8.75% (SONIA + 5.00%), 05/17/2034, (5.00% Floor) (b)	GBP	1,056,685	1,410,245
VMC Finance LLC
Series 2021-FL4, Class D, 6.70% (1 mo. Term SOFR + 3.06%), 06/16/2036, (3.06% Floor) (b)		893,000	879,605
Series 2021-FL4, Class E, 7.25% (1 mo. Term SOFR + 3.61%), 06/16/2036, (3.61% Floor) (b)		3,107,000	2,747,753
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class E, 5.79%, 10/15/2048 (e)		97,403	97,184
			38,666,481

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	11

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
SECURITIZED CREDIT (continued)
Commercial Real Estate – 0.9%
125 West End Office Mezz LLC, 14.83% (1 mo. Term SOFR + 10.50%), 09/30/2026 (Acquired 3/11/2021 – 4/4/2025, Cost $3,654,003) (d)(g)	$3,654,003	$175,392
575 Lexington Junior Mezz, 29.33%, 09/30/2026 (Acquired 3/17/2021 – 3/15/2026, Cost $5,713,187) (d)(g)	11,239,720	708,102
575 Lexington Senior Mezz, 10.75%, 09/30/2026 (Acquired 9/20/2023 – 6/25/2026, Cost $5,847,332) (d)(g)	5,847,332	5,847,332
		6,730,826
Interest-Only Securities – 0.1%
Government National Mortgage Association, Series 2010-132, Class IO, 0.40%, 11/16/2052 (e)(f)	177,264	442
JP Morgan Mortgage Trust
Series 2014-5, Class AX4, 0.00%, 10/25/2029 (b)(e)(f)	295,146	148
Series 2015-4, Class 2X1, 0.23%, 06/25/2045 (b)(e)(f)	28,137,839	180,054
Series 2021-INV1, Class AX1, 0.22%, 10/25/2051 (b)(e)(f)	38,598,168	415,536
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class AX1, 0.10%, 06/25/2051 (b)(e)(f)	42,439,970	207,031
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class XE, 1.25%, 03/15/2049 (b)(e)(f)	14,999,000	465
Vendee Mortgage Trust, Series 1997-2, Class IO, 0.00%, 06/15/2027 (e)(f)	382,913	0	(h)
		803,676
Other – 1.5%
FIGRE Trust
Series 2024-HE2, Class C, 6.72%, 05/25/2054 (b)(e)	283,942	288,054
Series 2024-HE2, Class D, 7.20%, 05/25/2054 (b)(e)	500,000	525,993
Series 2024-HE2, Class E, 8.20%, 05/25/2054 (b)(e)	500,000	529,067
Series 2024-HE2, Class F, 9.79%, 05/25/2054 (b)(e)	500,000	527,715
Series 2024-HE3, Class D, 6.53%, 07/25/2054 (b)(e)	1,000,000	1,020,770
Series 2024-HE3, Class E, 7.55%, 07/25/2054 (b)(e)	500,000	513,803
Series 2024-HE3, Class F, 9.26%, 07/25/2054 (b)(e)	500,000	527,889
Series 2024-HE4, Class E, 6.81%, 09/25/2054 (b)(e)	500,000	498,584
Series 2024-HE4, Class F, 8.48%, 09/25/2054 (b)(e)	500,000	509,042
Series 2024-HE5, Class E, 7.01%, 10/25/2054 (b)(e)	1,000,000	998,433
Series 2025-HE1, Class E, 7.36%, 01/25/2055 (b)(e)	2,000,000	2,027,678
Series 2025-HE1, Class F, 8.53%, 01/25/2055 (b)(e)	500,000	505,717
Series 2025-PF1, Class E, 8.80%, 06/25/2055 (b)(e)	1,000,000	1,099,513
Mid-State Trust, Series 10, Class B, 7.54%, 02/15/2036	329,957	328,366
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A4, 6.93%, 09/15/2031 (e)	390,233	135,186
Series 2001-E, Class A4, 6.81%, 12/15/2031	1,308,039	1,299,406
		11,335,216

____________

See Notes to Financial Statements.

12	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
SECURITIZED CREDIT (continued)
Residential Mortgage-Backed Securities – 29.7% (i)
ACRA Trust, Series 2024-NQM1, Class B1, 8.16%, 10/25/2064 (b)(e)	$1,500,000	$1,506,626
Adamas Trust, Inc.
Series 2024-BPL3, Class M1, 6.90%, 09/25/2039 (b)(e)	1,500,000	1,492,648
Series 2026-INV1, Class A3, 5.20%, 02/25/2061 (b)(j)	982,800	973,095
Alternative Loan Trust
Series 2006-19CB, Class A9, 4.46% (1 mo. Term SOFR + 0.81%), 08/25/2036, (0.70% Floor), (6.00% Cap)	1,669,289	676,780
Series 2006-23CB, Class 2A7, 13.35% (-4 x 1 mo. Term SOFR + 27.94%), 08/25/2036, (0.00% Floor), (28.40% Cap) (k)	1,185,817	561,376
Series 2006-29T1, Class 2A5, 6.00%, 10/25/2036	1,056,169	541,694
Series 2006-29T1, Class 2A6, 6.50%, 10/25/2036	1,657,377	903,587
Series 2006-29T1, Class 3A3, 40.33% (-10 x 1 mo. Term SOFR + 77.24%), 10/25/2036, (0.00% Floor), (78.40% Cap) (k)	635,891	760,321
Series 2006-41CB, Class 1A14, 1.59% (-1 x 1 mo. Term SOFR + 5.24%), 01/25/2037, (0.00% Floor), (5.35% Cap) (f)(k)	5,889,089	435,892
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	946,989	419,713
Series 2006-41CB, Class 2A12, 6.00%, 01/25/2037	8,739,813	3,956,506
Series 2006-41CB, Class 2A14, 6.00%, 01/25/2037	1,065,168	482,200
Series 2006-41CB, Class 2A17, 6.00%, 01/25/2037	1,041,653	471,555
Series 2006-45T1, Class 2A5, 6.00%, 02/25/2037	2,030,616	1,022,430
Series 2007-12T1, Class A22, 5.75%, 06/25/2037	1,657,257	625,174
Series 2007-15CB, Class A2, 5.75%, 07/25/2037	782,311	395,182
Series 2007-15CB, Class A5, 5.75%, 07/25/2037	720,102	363,758
Series 2007-16CB, Class 4A5, 4.26% (1 mo. Term SOFR + 0.61%), 08/25/2037, (0.50% Floor), (7.00% Cap)	3,133,268	1,853,074
Series 2007-2CB, Class 2A11, 4.16% (1 mo. Term SOFR + 0.51%), 03/25/2037, (0.40% Floor), (5.75% Cap)	2,172,036	749,608
Series 2007-HY6, Class A1, 4.18% (1 mo. Term SOFR + 0.53%), 08/25/2047, (0.42% Floor)	1,605,647	1,326,338
Series 2007-OA3, Class 1A1, 4.04% (1 mo. Term SOFR + 0.39%), 04/25/2047, (0.28% Floor)	4,565,210	4,053,913
Arixa Mortgage Trust, Series 2026-RTL1, Class A2, 7.56%, 05/25/2031 (b)(j)	1,500,000	1,498,255
Arroyo Mortgage Trust, Series 2022-1, Class B1, 3.65%, 12/25/2056 (b)	1,500,000	1,081,899
Bellemeade Re Ltd., Series 2024-1, Class M1C, 7.58% (30 day avg SOFR US + 3.95%), 08/25/2034, (3.90% Floor) (b)	1,000,000	1,009,053
BRAVO Residential Funding Trust
Series 2023-NQM5, Class B1, 7.27%, 06/25/2063 (b)(e)	1,000,000	996,486
Series 2025-HE1, Class B1, 6.32%, 09/25/2072 (b)(e)	1,241,000	1,204,123
Builder Circle Mortgage Trust
Series 2026-RTL1, Class A2, 7.43%, 05/25/2031 (b)(j)	1,500,000	1,492,241
Series 2026-RTL1, Class M, 9.36%, 05/25/2031 (b)(j)	500,000	497,497
____________

See Notes to Financial Statements.

2026 Semi-Annual Report	13

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par		Value
SECURITIZED CREDIT (continued)
BVRT LLC, Series 2021-6F, Class A1, 2.75%, 12/30/2027 (b)		$1,291,183	$1,269,615
Caister Finance DAC
Series 1A, Class D, 7.65% (SONIA + 3.90%), 08/17/2035, (0.00% Floor) (b)	GBP	1,134,000	1,495,354
Series 1A, Class E, 9.50% (SONIA + 5.75%), 08/17/2035, (0.00% Floor) (b)	GBP	1,140,000	1,495,927
Cascade MH Asset Trust
Series 2021-MH1, Class B2, 5.57%, 02/25/2046 (b)		500,000	433,093
Series 2024-MH1, Class B1, 7.50%, 11/25/2056 (b)(e)		147,000	147,013
Series 2024-MH1, Class B2, 8.34%, 11/25/2056 (b)(e)		154,000	148,187
Chase Mortgage Finance Corp.
Series 2005-A2, Class 3A2, 4.04%, 01/25/2036 (e)		486,504	419,304
Series 2007-A1, Class 11M1, 4.35%, 03/25/2037 (e)		1,268,683	1,143,571
CHNGE Mortgage Trust
Series 2022-1, Class B1, 4.55%, 01/25/2067 (b)(e)		2,500,000	2,241,957
Series 2022-1, Class M1, 3.99%, 01/25/2067 (b)(e)		2,700,000	2,306,065
Series 2022-2, Class B1, 4.58%, 03/25/2067 (b)(e)		3,000,000	2,877,000
Series 2023-2, Class M1, 7.90%, 06/25/2058 (b)(e)		3,500,000	3,492,230
Series 2023-4, Class B1, 8.37%, 09/25/2058 (b)(e)		891,000	883,303
Series 2023-4, Class M1, 8.37%, 09/25/2058 (b)(e)		750,000	744,109
Citicorp Mortgage Securities, Inc., Series 2006-5, Class 1A11, 4.66% (1 mo. Term SOFR + 1.01%), 10/25/2036, (0.90% Floor), (7.00% Cap)		252,412	205,382
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR5, Class 1A2A, 4.80%, 04/25/2037 (e)		260,912	253,879
Series 2009-8, Class 2A2, 6.10%, 04/25/2037 (b)(e)		3,956,415	1,660,861
Series 2026-HE1, Class B1, 6.73% (30 day avg SOFR US + 3.10%), 10/25/2056, (0.00% Floor) (b)		2,500,000	2,499,986
Countrywide Alternative Loan Trust
Series 2005-10CB, Class 1A1, 4.26% (1 mo. Term SOFR + 0.61%), 05/25/2035, (0.50% Floor), (5.50% Cap)		942,565	671,117
Series 2005-84, Class 2A1, 4.82%, 02/25/2036 (e)		6,520,361	6,103,117
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-21, Class A10, 6.00%, 11/25/2034		25,063	25,235
Series 2006-20, Class 1A18, 4.41% (1 mo. Term SOFR + 0.76%), 02/25/2037, (0.65% Floor), (6.00% Cap)		3,395,684	1,097,166
Series 2007-18, Class 1A1, 6.00%, 11/25/2037		147,181	55,044
Series 2007-5, Class A29, 5.50%, 05/25/2037		146,055	58,496
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM1, Class B2, 3.83%, 05/25/2065 (b)(e)		1,100,000	786,953
Series 2021-NQM2, Class B2, 4.34%, 02/25/2066 (b)(e)		1,600,000	1,196,167
CRIBS Mortgage Trust, Series 2025-RTL1, Class M1, 7.92%, 05/25/2040 (b)(e)		1,199,000	1,204,083
Deephaven Residential Mortgage Trust
Series 2022-2, Class B1, 4.30%, 03/25/2067 (b)(e)		3,000,000	2,489,008
Series 2026-INV1, Class A3, 5.20%, 12/25/2070 (b)(j)		1,435,289	1,421,044
Series 2026-INV3, Class B1, 6.65%, 06/25/2071 (b)(e)		2,000,000	1,959,412

____________

See Notes to Financial Statements.

14	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
SECURITIZED CREDIT (continued)
Eagle Re Ltd., Series 2023-1, Class M1B, 7.58% (30 day avg SOFR US + 3.95%), 09/26/2033, (3.95% Floor) (b)	$4,902,880	$4,996,190
EASY Trust, Series 2025-RTL1, Class A2, 8.30%, 05/25/2040 (b)(j)	1,000,000	1,008,350
Ellington Financial Mortgage Trust
Series 2024-INV2, Class B1, 7.17%, 10/25/2069 (b)(e)	1,000,000	994,554
Series 2025-CES4, Class B1, 7.05%, 06/25/2060 (b)(e)	500,000	495,452
Series 2025-CES4, Class B2, 8.14%, 06/25/2060 (b)(e)	500,000	496,722
Series 2026-CES1, Class B1, 6.46%, 12/25/2060 (b)(e)	1,550,000	1,529,307
Series 2026-NQM6, Class A3, 5.82%, 06/25/2071 (b)(j)	2,500,000	2,499,880
FCC Home Improvement Trust, Series 2026-HI1, Class A1, 5.71%, 04/25/2036 (b)	5,003,659	5,003,658
Fidelis Mortgage Trust, Series 2025-RTL1, Class B, 8.95%, 02/27/2040 (b)(e)	900,000	902,124
First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A6, 4.41% (1 mo. Term SOFR + 0.76%), 11/25/2035, (0.65% Floor), (5.50% Cap)	983,383	339,605
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class M, 4.50%, 02/25/2059 (b)(e)	3,761,712	3,619,534
Series 2021-1, Class M, 4.25%, 09/25/2060 (b)	1,886,719	1,843,351
Series 2022-1, Class M, 4.50%, 11/25/2061 (b)(e)	3,000,000	2,709,310
FREED Mortgage Trust, Series 2024-HE1, Class C, 6.55%, 05/25/2039 (b)	908,428	902,750
GCAT, Series 2023-NQM2, Class B1, 6.87%, 11/25/2067 (b)(e)	2,258,000	2,223,936
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A1VN, 4.26% (1 mo. Term SOFR + 0.61%), 02/25/2036, (0.50% Floor)	235,682	227,644
Series 2005-HE3, Class A2, 4.26% (1 mo. Term SOFR + 0.61%), 02/25/2036, (0.50% Floor), (14.00% Cap)	263,106	254,133
Series 2007-HE2, Class A2, 6.05%, 12/25/2037 (e)	182,976	178,290
Series 2007-HE2, Class A3, 6.19%, 12/25/2037 (e)	352,488	343,598
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class B4, 4.06%, 05/25/2062 (b)(e)	2,104,451	1,839,582
Series 2022-NQM1, Class B5, 4.06%, 05/25/2062 (b)(e)	468,000	343,141
Series 2026-CES1, Class B2, 7.66%, 05/25/2056 (b)(e)	400,000	391,707
GSAMP Trust, Series 2006-NC2, Class A2C, 4.06% (1 mo. Term SOFR + 0.41%), 06/25/2036, (0.30% Floor)	390,968	202,106
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A4, 4.48%, 01/25/2036 (e)	1,544,538	1,351,262
Series 2007-1F, Class 4A1, 4.06% (1 mo. Term SOFR + 0.41%), 01/25/2037, (0.30% Floor), (7.00% Cap)	5,494,791	1,246,789
Home Equity Asset Trust, Series 2006-7, Class 2A3, 4.06% (1 mo. Term SOFR + 0.41%), 01/25/2037, (0.30% Floor)	2,920,684	2,541,220

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	15

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
SECURITIZED CREDIT (continued)
Home RE Ltd., Series 2021-2, Class M2, 6.88% (30 day avg SOFR US + 3.25%), 01/25/2034, (0.00% Floor) (b)	$2,512,037	$2,508,521
HOMES Trust, Series 2026-NQM1, Class A3, 5.16%, 09/25/2070 (b)(j)	898,446	887,648
Homeward Opportunities Fund I Trust, Series 2025-RRTL2, Class M1, 6.54%, 09/25/2040 (b)(e)	3,000,000	2,985,458
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A1, 5.39%, 08/25/2067 (b)(j)	439,788	438,968
Series 2022-NQM5, Class A2, 6.12%, 08/25/2067 (b)(j)	293,192	292,716
Series 2022-NQM5, Class M1, 6.25%, 08/25/2067 (b)(j)	1,026,000	1,023,145
Indymac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.88%, 03/25/2037 (e)	573,437	437,052
Series 2007-AR3, Class 1A1, 4.64%, 07/25/2037 (e)	1,272,170	1,092,123
Irwin Home Equity Loan Trust, Series 2006-1, Class 2A3, 6.27%, 09/25/2035 (b)(j)	12,314	12,087
JP Morgan Mortgage Trust
Series 2003-A1, Class B4, 5.29%, 10/25/2033 (e)	82,607	62,722
Series 2003-A2, Class B4, 5.64%, 11/25/2033 (e)	73,194	1
Series 2007-A2, Class 3A2, 4.55%, 04/25/2037 (e)	3,103,147	2,465,632
Series 2021-INV1, Class B5, 2.97%, 10/25/2051 (b)(e)	254,000	127,010
Series 2021-INV1, Class B6, 2.97%, 10/25/2051 (b)(e)	573,000	241,625
Series 2022-DSC1, Class B2, 4.92%, 01/25/2063 (b)(e)	2,690,000	2,259,773
Series 2024-CES1, Class B2, 9.22%, 06/25/2054 (b)(e)	1,101,000	1,121,895
Series 2025-CES1, Class B1, 6.86%, 05/25/2055 (b)(e)	1,000,000	990,838
Series 2025-NQM2, Class M1B, 6.90%, 09/25/2065 (b)(e)	1,750,000	1,761,333
Series 2025-VIS3, Class A3, 5.57%, 02/25/2066 (b)(j)	939,708	938,542
Series 2026-CES1, Class B2, 7.52%, 06/25/2056 (b)(e)	1,000,000	988,617
JPMorgan Chase Bank NA
Series 2019-CL1, Class M3, 5.86% (1 mo. Term SOFR + 2.21%), 04/25/2047, (2.10% Floor) (b)	135,310	135,972
Series 2020-CL1, Class M3, 7.11% (1 mo. Term SOFR + 3.46%), 10/25/2057, (0.00% Floor) (b)	115,972	121,107
Series 2020-CL1, Class M4, 8.11% (1 mo. Term SOFR + 4.46%), 10/25/2057, (0.00% Floor) (b)	133,301	141,793
Series 2020-CL1, Class M5, 9.36% (1 mo. Term SOFR + 5.71%), 10/25/2057, (0.00% Floor) (b)	768,033	800,770
Series 2021-CL1, Class M2, 5.18% (30 day avg SOFR US + 1.55%), 03/25/2051, (0.00% Floor) (b)	124,236	123,286
MASTR Asset Backed Securities Trust
Series 2006-NC2, Class A5, 4.24% (1 mo. Term SOFR + 0.59%), 08/25/2036, (0.48% Floor)	333,703	110,702
Series 2006-NC3, Class A3, 3.96% (1 mo. Term SOFR + 0.31%), 10/25/2036, (0.20% Floor)	2,320,405	1,035,710
Series 2006-NC3, Class A4, 4.08% (1 mo. Term SOFR + 0.43%), 10/25/2036, (0.32% Floor)	3,914,810	1,747,370

____________

See Notes to Financial Statements.

16	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
SECURITIZED CREDIT (continued)
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class B4, 2.95%, 06/25/2051 (b)(e)	$449,032	$352,578
Series 2021-INV1, Class B5, 2.95%, 06/25/2051 (b)(e)	128,000	63,064
Series 2021-INV1, Class B6, 2.92%, 06/25/2051 (b)(e)	353,000	146,757
MFA Trust, Series 2021-INV1, Class B1, 3.29%, 01/25/2056 (b)(e)	700,000	660,676
MFRA Trust, Series 2026-INVR1, Class B1A, 6.22%, 12/25/2059 (b)(e)	1,500,000	1,462,841
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-NQM3, Class B1A, 6.51%, 07/25/2069 (b)(e)	1,000,000	984,485
Series 2026-NQM2, Class A3, 5.14%, 01/26/2071 (b)(j)	937,812	927,570
Nomura Resecuritization Trust
Series 2014-1R, Class 2A11, 1.87% (1 mo. Term SOFR + 0.24%), 02/26/2037, (0.13% Floor) (b)	18,243,651	14,997,000
Series 2015-11R, Class 4A5, 4.37%, 06/26/2037 (b)(e)	2,837,978	2,494,233
Series 2015-1R, Class 3A7, 3.82%, 03/26/2037 (b)(e)	3,511,231	1,702,953
Series 2015-1R, Class 4A7, 5.80%, 12/26/2037 (b)(e)	685,059	620,401
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	1,467,453	1,448,895
Oaktown Re Ltd., Series 2021-2, Class M1C, 6.98% (30 day avg SOFR US + 3.35%), 04/25/2034, (3.35% Floor) (b)	3,769,000	3,776,641
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A6, 5.66%, 01/25/2037 (j)	88,686	81,341
PRKCM Trust
Series 2021-AFC1, Class B2, 3.95%, 08/25/2056 (b)(e)	350,000	238,496
Series 2022-AFC2, Class B1, 6.10%, 08/25/2057 (b)(e)	3,000,000	2,971,912
Series 2023-AFC1, Class B1, 7.31%, 02/25/2058 (b)(e)	1,000,000	997,530
Series 2023-AFC1, Class B2, 7.31%, 02/25/2058 (b)(e)	1,000,000	990,379
Series 2023-AFC2, Class B1, 7.95%, 06/25/2058 (b)(e)	3,000,000	3,004,608
Series 2023-AFC2, Class M1, 7.88%, 06/25/2058 (b)	750,000	756,591
Series 2023-AFC3, Class B1, 7.77%, 09/25/2058 (b)(e)	4,248,000	4,213,980
Series 2023-AFC3, Class B2, 7.77%, 09/25/2058 (b)(e)	1,005,000	995,006
Series 2024-AFC1, Class B1, 8.06%, 03/25/2059 (b)(e)	1,638,000	1,635,515
Series 2024-HOME1, Class B1, 7.61%, 05/25/2059 (b)(e)	1,623,000	1,620,251
Series 2026-AFC1, Class B1, 6.53%, 02/25/2061 (b)(e)	500,000	488,533
Series 2026-AFC1, Class B2, 6.53%, 02/25/2061 (b)(e)	500,000	470,102
PRPM LLC
Series 2023-NQM1, Class B2, 6.12%, 01/25/2068 (b)(e)	1,000,000	980,839
Series 2024-NQM1, Class B1, 7.35%, 12/25/2068 (b)(e)	2,000,000	1,986,957
Series 2024-NQM2, Class B1, 7.77%, 06/25/2069 (b)(e)	1,500,000	1,510,155
RALI Trust
Series 2006-QO7, Class 2A1, 4.59% (MTA + 0.85%), 09/25/2046, (0.85% Floor)	4,316,302	3,959,349
Series 2006-QS14, Class A30, 32.33% (-13 x 1 mo. Term SOFR + 79.76%), 11/25/2036, (0.00% Floor), (81.25% Cap) (k)	35,646	59,999

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	17

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
SECURITIZED CREDIT (continued)
Series 2006-QS3, Class 1A10, 6.00%, 03/25/2036	$1,121,374	$984,081
Series 2007-QO3, Class A1, 4.08% (1 mo. Term SOFR + 0.43%), 03/25/2047, (0.32% Floor)	944,861	845,194
RCKT Mortgage Trust, Series 2024-CES3, Class M2, 7.01%, 05/25/2044 (b)(e)	2,000,000	2,003,185
Reneu Redi Q-1 Trust, Series 2026-RTL1, Class A1, 5.89%, 06/25/2041 (b)(j)	1,500,000	1,499,358
RFMSI Trust, Series 2007-S3, Class 1A5, 5.50%, 03/25/2037	963,349	661,573
Rithm Capital Corp.
Series 2024-NQM2, Class B1, 6.61%, 09/25/2064 (b)(e)	500,000	500,091
Series 2024-RTL1, Class M1, 9.30%, 03/25/2039 (b)(e)	2,500,000	2,505,816
Series 2026-NQM6, Class B1, 6.49%, 05/25/2066 (b)(e)	1,500,000	1,481,650
Santander Holdings USA, Inc., Series 2023-MTG1, Class M1, 7.78% (30 day avg SOFR US + 4.15%), 02/26/2052, (2.50% Floor) (b)	4,231,295	4,671,488
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 4.06% (1 mo. Term SOFR + 0.41%), 09/25/2036, (0.30% Floor)	4,752,410	1,412,476
Series 2007-NC1, Class A2B, 4.06% (1 mo. Term SOFR + 0.41%), 12/25/2036, (0.30% Floor)	2,972,758	1,382,258
SGR Residential Mortgage Trust, Series 2026-1, Class A3, 5.14%, 01/25/2066 (b)(j)	954,140	943,634
Starwood Mortgage Residential Trust, Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (b)	400,000	351,396
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1, 9.16%, 02/25/2039 (b)(e)	1,500,000	1,500,642
Towd Point Mortgage Trust, Series 2024-CES1, Class M2, 6.86%, 01/25/2064 (b)(e)	1,000,000	999,570
Verus Securitization Trust
Series 2022-1, Class B2, 3.96%, 01/25/2067 (b)(e)	2,199,000	1,612,413
Series 2022-2, Class B2, 4.25%, 02/25/2067 (b)(e)	1,500,000	1,158,129
Series 2023-INV2, Class A3, 7.08%, 08/25/2068 (b)(j)	54,798	54,602
Series 2023-INV2, Class B1, 7.99%, 08/25/2068 (b)(e)	100,000	99,498
Series 2023-INV2, Class M1, 7.35%, 08/25/2068 (b)(e)	121,000	120,547
Series 2024-1, Class B1, 7.91%, 01/25/2069 (b)(e)	500,000	499,929
Series 2024-2, Class B1, 7.86%, 02/25/2069 (b)(e)	1,000,000	998,246
Series 2024-INV1, Class B1, 8.09%, 03/25/2069 (b)(e)	1,000,000	1,000,443
Vista Point Securitization Trust, Series 2024-CES3, Class B1, 7.83%, 01/25/2055 (b)(e)	500,000	504,461
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-HY1, Class 4A1, 3.98%, 02/25/2037 (e)	4,030,776	3,729,631
Series 2007-HY3, Class 4A1, 4.70%, 03/25/2037 (e)	3,752,121	3,367,767
Series 2007-HY5, Class 1A1, 3.78%, 05/25/2037 (e)	1,245,814	1,119,288
Series 2007-HY5, Class 3A1, 3.78%, 05/25/2037 (e)	491,678	439,815

____________

See Notes to Financial Statements.

18	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
SECURITIZED CREDIT (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR1, Class 2A5, 5.79%, 03/25/2036 (e)	$688,113	$664,810
Series 2006-AR12, Class 2A1, 6.16%, 09/25/2036 (e)	459,610	431,075
Western Alliance Bancorp
Series 2021-CL2, Class M3, 7.73% (30 day avg SOFR US + 4.10%), 07/25/2059, (0.00% Floor) (b)	803,617	847,068
Series 2021-CL2, Class M4, 8.98% (30 day avg SOFR US + 5.35%), 07/25/2059, (0.00% Floor) (b)	1,381,958	1,509,164
		231,970,248
TOTAL SECURITIZED CREDIT (Cost $344,603,356)		289,506,447
TERM LOANS – 8.8%
Apro LLC, First Lien, 7.38% (3 mo. Term SOFR + 3.75%), 07/09/2031	1,965,000	1,964,587
Blackfin Pipeline LLC, First Lien, 6.69% (1 mo. Term SOFR + 3.00%), 09/29/2032	1,990,000	1,994,975
Calcasieu Pass Funding LLC, First Lien, 6.95% (1 mo. Term SOFR + 3.25%), 04/11/2033	3,000,000	3,005,430
Cogeco Communications USA II LP, First Lien, 6.87% (1 mo. Term SOFR + 3.25%), 09/30/2030	1,554,567	1,387,451
Coral-US Co.-Borrower LLC, First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 01/30/2032	3,000,000	2,899,770
Crescent Midstream Intermediate Holdings LLC, 7.41% (1 mo. Term SOFR + 3.75%), 02/18/2033	2,000,000	2,010,620
Directv Financing LLC, First Lien, 9.17% (3 mo. Term SOFR + 5.50%), 02/18/2031	7,894,681	7,904,549
Discovery Global Holdings, Inc., First Lien, 6.12% (1 mo. Term SOFR + 2.50%), 05/27/2033	2,942,308	2,942,043
Eagle Broadband Investments LLC, 6.96% (3 mo. Term SOFR + 3.00%), 11/12/2027	5,960,588	4,515,146
Jack Ohio Finance LLC, First Lien, 7.62% (1 mo. Term SOFR + 4.00%), 01/30/2032	6,425,000	6,327,019
Numericable US LLC, First Lien, 10.55% (1 mo. Term SOFR + 6.88%), 05/15/2031	11,797,947	12,022,108
OEG Borrower LLC, 7.19% (3 mo. Term SOFR + 3.50%), 06/30/2031	1,473,750	1,478,127
Third Coast Infrastructure LLC, 6.87% (1 mo. Term SOFR + 3.25%), 09/25/2030	2,888,785	2,902,333
WideOpenWest Finance LLC, First Lien, 10.93% (3 mo. Term SOFR + 7.00%), 12/11/2028	17,333,854	17,514,473
TOTAL TERM LOANS (Cost $69,909,941)		68,868,631

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	19

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Shares	Value
COMMON STOCKS – 8.7%
Airports – 0.6%
Aena SME SA (b)	60,288	$1,837,128
Grupo Aeroportuario del Pacifico SAB de CV – Class B	67,917	1,716,227
Japan Airport Terminal Co. Ltd.	27,838	868,505
		4,421,860
Building & Construction – 0.0% (l)
Quanta Services, Inc.	120	86,405
Circular Economy – 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3	16
Hera SpA	18,262	76,172
Orizon Valorizacao de Residuos SA (m)	5,720	87,900
Republic Services, Inc. (c)	615	131,044
Severn Trent PLC (c)	1,914	74,932
Waste Management, Inc. (c)	741	165,154
		535,218
Clean Technology – 0.0% (l)
Carrier Global Corp. (c)	834	61,174
Trane Technologies PLC (c)	147	72,200
		133,374
Data Centers – 0.2%
Digital Core REIT Management Pte Ltd.	275,412	139,212
DigitalBridge Group, Inc.	1,906	30,077
Equinix, Inc. (c)	1,153	1,201,875
		1,371,164
Diversified – 0.0% (l)
American Assets Trust, Inc. (c)	1,602	39,553
Electricity Infrastructure – 0.3%
Cia Paranaense de Energia – Copel	24,145	70,392
Constellation Energy Corp. (c)	322	79,975
EDP Renewables SA	3,899	62,986
Elia Group SA/NV	4,869	775,332
Enel Americas SA	775,309	69,461
Fervo Energy Co. – Class A (m)	2,978	87,047
Grenergy Renovables SA (m)	670	87,641
SSE PLC (c)	43,529	1,404,359
		2,637,193
Electricity Transmission & Distribution – 0.6%
CenterPoint Energy, Inc. (c)	31,110	1,370,084
PG&E Corp. (c)	76,514	1,286,966
Sempra (c)	18,430	1,708,645
		4,365,695

____________

See Notes to Financial Statements.

20	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Shares	Value
COMMON STOCKS (continued)
Gas Utilities – 0.4%
Italgas SpA (c)	62,983	$729,356
NiSource, Inc. (c)	28,088	1,335,584
Southwest Gas Holdings, Inc. (c)	13,951	1,237,175
		3,302,115
Gathering & Processing – 0.2%
MPLX LP (c)	14,507	817,179
ONEOK, Inc.	9,292	807,847
		1,625,026
Health Care – 0.0% (l)
Healthcare Realty Trust, Inc. (c)	430	8,673
Merlin Properties Socimi SA	7,970	139,842
		148,515
Integrated Utilities/Renewables – 1.1%
Alliant Energy Corp.	18,281	1,394,657
American Electric Power Company, Inc. (c)	828	113,279
Engie SA	3,903	122,845
Entergy Corp. (c)	2,322	266,705
FirstEnergy Corp. (c)	20,318	965,918
IDACORP, Inc. (c)	6,184	935,639
Nexans SA	523	87,049
NextEra Energy, Inc. (c)	39,506	3,467,442
Pinnacle West Capital Corp. (c)	12,175	1,302,725
RWE AG	2,491	161,092
Verbund AG – Class A	1,667	105,643
		8,922,994
Leisure – 0.1%
Six Flags Entertainment Corp. (m)	25,753	548,539
Media – 0.0% (l)
Comcast Corp. – Class A	10,575	259,616
Midstream – 1.5%
Cheniere Energy, Inc. (c)	10,207	2,439,575
Targa Resources Corp. (c)	10,021	2,687,031
TC Energy Corp. (c)	18,284	1,212,046
TC Energy Corp.	30,678	2,031,573
Williams Cos., Inc. (c)	46,032	3,422,019
		11,792,244
Office – 0.0% (l)
COPT Defense Properties (c)	992	36,099
Cousins Properties, Inc. (c)	1,114	33,398
Highwoods Properties, Inc. (c)	1,103	33,266

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	21

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Shares		Value
COMMON STOCKS (continued)
Kilroy Realty Corp. (c)	192		$7,194
Piedmont Realty Trust, Inc. – Class A (c)(m)	3,465		31,705
Vornado Realty Trust (c)	882		34,663
			176,325
Other – 0.2%
Infratil Ltd.	20,894		183,287
MasTec, Inc. (c)(m)	297		123,570
nVent Electric PLC	584		99,052
Prysmian SpA	1,030		173,393
Siemens Energy AG	1,078		205,511
Talen Energy Corp. (c)(m)	1,535		589,839
Telecom Italia SpA/Milano (m)	0	(h)	2
Vertiv Holdings Co. – Class A (c)	401		134,263
			1,508,917
Other Real Estate – 0.0% (l)
CBRE Group, Inc. – Class A (c)(m)	52		7,004
Pipeline Transportation/Natural Gas – 0.4%
DT Midstream, Inc. (c)	5,500		807,070
Energy Transfer LP (c)	60,922		1,164,829
Enterprise Products Partners LP (c)	21,123		776,481
			2,748,380
Pipeline Transportation/Petroleum – 0.2%
Enbridge, Inc. (c)	14,804		802,525
Plains All American Pipeline LP (c)	36,597		814,649
			1,617,174
Ports – 0.2%
International Container Terminal Services, Inc.	93,591		1,361,861
Rail – 0.6%
CSX Corp. (c)	37,015		1,759,323
Rumo SA	195,493		507,449
Union Pacific Corp. (c)	9,113		2,478,736
			4,745,508
Real Estate – 0.4%
Arbor Realty Trust, Inc. (c)	3,757		20,363
Five Point Holdings LLC – Class A (c)(m)	1,306		6,883
Global Net Lease, Inc.	75,719		1,634,773
Ladder Capital Corp. (c)	5,414		53,869
RLJ Lodging Trust	26,934		660,422
Service Properties Trust (c)(m)	554,784		937,585
SL Green Realty Corp. (c)	617		31,942
Starwood Property Trust, Inc. (c)	8,280		135,626
			3,481,463
____________

See Notes to Financial Statements.

22	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Shares	Value
COMMON STOCKS (continued)
Renewable Power & Infrastructure – 0.6%
E.ON SE (c)	11,292	$232,207
Equatorial SA	158,490	1,197,359
Fortis, Inc. (c)	958	54,883
Iberdrola SA (c)	9,442	235,006
National Grid PLC (c)	106,252	1,752,496
Xcel Energy, Inc.	19,484	1,564,565
		5,036,516
Specialty – 0.0% (l)
Jones Lang LaSalle, Inc. (c)(m)	27	8,369
Lamar Advertising Co. – Class A (c)	228	35,563
Weyerhaeuser Co. (c)	287	6,871
		50,803
Sustainable Solutions – 0.1%
Arteche Lantegi Elkartea SA	1,426	55,074
GE Vernova, Inc. (c)	29	34,071
Innio NV (m)	428	16,928
Nextpower, Inc. – Class A (c)(m)	1,394	166,081
Schneider Electric SE (c)	235	76,898
Sunrun, Inc. (c)(m)	2,113	28,272
Vestas Wind Systems AS	2,492	70,557
		447,881
Toll Roads – 0.1%
Getlink SE (c)	44,317	942,021
Towers – 0.4%
Cellnex Telecom SA (b)(c)	30,163	901,740
Crown Castle, Inc. (c)	19,942	1,510,208
Uniti Group, Inc. (c)(m)	32,074	367,889
		2,779,837
Utility – 0.2%
Bloom Energy Corp. – Class A (c)(m)	368	111,394
Pennon Group PLC	167,600	1,035,281
		1,146,675
Waste – 0.1%
Cleanaway Waste Management Ltd.	399,289	650,064
Water – 0.1%
Guangdong Investment Ltd.	954,138	945,390
TOTAL COMMON STOCKS (Cost $55,926,851)		67,835,330

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	23

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Shares	Value
PREFERRED STOCKS – 1.8%
Health Care – 0.0% (l)
Chiron Real Estate, Inc., Series A, 7.50%, Perpetual	1,196	$29,099
Hotel – 0.0% (l)
Chatham Lodging Trust, Series A, 6.63%, Perpetual	2,877	56,533
Media – 0.1%
Liberty Broadband Corp., Series A, 7.00%, Perpetual (m)	41,071	888,366
Office – 0.0% (l)
SL Green Realty Corp., Series I, 6.50%, Perpetual	12,967	273,344
Oil Gas Transportation & Distribution – 0.1%
Global Partners LP, Series B, 9.50%, Perpetual (m)	32,100	814,698
Real Estate – 1.4%
Alpine Income Property Trust, Inc., Series A, 8.00%, Perpetual	1,193	29,909
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual	5,324	118,778
Diversified Healthcare Trust, 5.63%, 08/01/2042	95,518	1,702,131
EPR Properties, Series E, 9.00%, Perpetual (m)	222,385	7,065,171
Gladstone Land Corp., Series B, 6.00%, Perpetual	1,518	30,603
Global Net Lease, Inc., Series A, 7.25%, Perpetual	2,505	57,390
Kimco Realty Corp., Series N, 7.25%, Perpetual	23,000	1,410,303
Pebblebrook Hotel Trust, Series F, 6.30%, Perpetual	1,536	29,829
Summit Hotel Properties, Inc., Series F, 5.88%, Perpetual	1,573	25,876
Vornado Realty Trust, Series O, 4.45%, Perpetual	19,955	289,347
		10,759,337
Retail – 0.0% (l)
AH Realty Trust, Inc., Series A, 6.75%, Perpetual	4,123	89,180
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual	2,792	58,353
		147,533

____________

See Notes to Financial Statements.

24	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Shares	Value
PREFERRED STOCKS (continued)
Telecommunication Services – 0.2%
DigitalBridge Group, Inc., Series H, 7.13%, Perpetual	9,535	$142,167
Qwest Corp., 6.50%, 09/01/2051 (m)	67,823	1,138,070
		1,280,237
TOTAL PREFERRED STOCKS (Cost $13,766,043)		14,249,147
	Par	Value
MUNICIPAL BONDS – 1.3%
Alabama – 0.1%
Homewood Educational Building Authority, 7.42%, 10/01/2044 (Obligor: CHF Horizons II LLC)	$150,000	157,262
Troy Industrial Development Board, 5.00%, 11/01/2041	125,000	109,074
		266,336
Alaska – 0.0% (l)
Alaska Industrial Development & Export Authority, 5.25%, 03/01/2030	100,000	100,048
Arizona – 0.0% (l)
Maricopa County Industrial Development Authority, 7.38%, 10/01/2029 (Obligor: Grand Canyon University) (b)	100,000	104,416
California – 0.1%
California Statewide Communities Development Authority, 7.14%, 08/15/2047 (Obligor: Enloe Medical Center Obligated Group)	100,000	104,733
City & County of San Francisco CA Community Facilities District No 2014-1, 5.69%, 09/01/2032	65,000	68,257
Golden State Tobacco Securitization Corp., 3.85%, 06/01/2050	150,000	137,687
		310,677
Colorado – 0.0% (l)
Colorado Health Facilities Authority
2.80%, 12/01/2026 (Obligor: Covenant Living Community)	65,000	64,357
4.48%, 12/01/2040 (Obligor: Covenant Living Community)	120,000	105,416
		169,773
Delaware – 0.0% (l)
Delaware State Economic Development Authority, 8.00%, 07/01/2030 (Obligor: Academia Antonia Alonso I) (b)	100,000	99,672

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	25

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
MUNICIPAL BONDS (continued)
Florida – 0.1%
Capital Projects Finance Authority, 7.00%, 06/01/2033 (Obligor: Prg Unionwest Properties) (b)	$225,000	$209,375
Capital Trust Authority, 6.70%, 06/15/2028 (Obligor: St Johns Classical Academy) (b)	105,000	105,096
City of Miami Gardens FL, 7.00%, 06/01/2040	50,000	56,424
		370,895
Illinois – 0.1%
Illinois Finance Authority, 8.25%, 09/01/2039 (Obligor: Illinois Institute Of Tech) (b)	300,000	287,991
Illinois Municipal Electric Agency
6.83%, 02/01/2035	35,000	36,767
7.29%, 02/01/2035	60,000	64,352
Northern Illinois Municipal Power Agency
6.86%, 01/01/2039	230,000	243,586
7.82%, 01/01/2040	30,000	34,491
State of Illinois, 6.73%, 04/01/2035	41,538	43,586
		710,773
Indiana – 0.0% (l)
Indiana Finance Authority, 5.93%, 07/01/2053 (Obligor: BPIU Partners LLC)	125,000	125,049
Kentucky – 0.1%
Kentucky Bond Development Corp., 5.88%, 07/01/2032 (Obligor: Collegiate Housing Foundation)	100,000	99,998
Louisville/Jefferson County Metropolitan Government
3.85%, 05/01/2035 (Obligor: Louisville/Jefferson Med)	100,000	86,445
4.29%, 05/01/2045 (Obligor: Louisville/Jefferson Med)	200,000	151,018
		337,461
Massachusetts – 0.0% (l)
Massachusetts Development Finance Agency
6.63%, 10/01/2030 (Obligor: Wellforce Obligated Group)	100,000	102,557
6.75%, 10/01/2030 (Obligor: Wellforce Obligated Group)	100,000	101,362
		203,919
Missouri – 0.0% (l)
Kansas City Land Clearance Redevelopment Authority, 6.63%, 04/15/2049 (Obligor: Kc Hotel Property Owner) (b)	100,000	98,856
Montana – 0.0% (l)
City of Kalispell MT, 6.75%, 05/15/2029 (Obligor: Immanuel Living Obligated Group)	200,000	200,040

____________

See Notes to Financial Statements.

26	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
MUNICIPAL BONDS (continued)
Nebraska – 0.0% (l)
Public Power Generation Agency, 7.24%, 01/01/2041	$130,000	$142,046
New Hampshire – 0.1%
New Hampshire Business Finance Authority, 6.89%, 04/01/2034 (Obligor: Wheeling Power Company) (b)	275,000	289,880
New Jersey – 0.0% (l)
South Jersey Transportation Authority, 7.00%, 11/01/2038	120,000	130,444
New York – 0.1%
Dutchess County Local Development Corp., 5.92%, 07/01/2039 (Obligor: Bard College)	250,000	249,708
New York City Industrial Development Agency
6.03%, 01/01/2046 (Obligor: Queens Ballpark Co. LLC) (b)	150,000	150,387
5.90%, 03/01/2046 (Obligor: NY Yankees Partnership) (b)	125,000	124,474
New York State Dormitory Authority, 5.10%, 08/01/2034 (Obligor: Montefiore Obligated Group)	150,000	141,406
New York Transportation Development Corp., 6.97%, 06/30/2051 (Obligor: Elevated Accessibility)	255,000	256,049
		922,024
Ohio – 0.0% (l)
Cleveland-Cuyahoga County Port Authority, 5.63%, 11/15/2039	100,000	97,833
County of Lucas OH, 4.00%, 11/15/2045 (Obligor: Promedica Healthcare Obligated)	55,000	48,499
Summit County Development Finance Authority, 5.13%, 07/01/2030 (Obligor: Prg – Akron Properties)	25,000	24,535
		170,867
Oklahoma – 0.3%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028 (Obligor: OU Medicine Obligated Group)	2,500,000	2,475,580
Sallisaw Economic Authority, 6.26%, 02/01/2053	125,000	127,762
		2,603,342
Oregon – 0.0% (l)
Port of Morrow OR, 3.25%, 12/01/2036	150,000	127,809
Tennessee – 0.0% (l)
Metropolitan Government of Nashville & Davidson County Convention Center Auth, 7.43%, 07/01/2043	50,000	55,588

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	27

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
MUNICIPAL BONDS (continued)
Texas – 0.3%
City of San Antonio TX Customer Facility Charge Revenue, 5.87%, 07/01/2045	$100,000	$99,988
Colony Community Development Corp., 7.25%, 10/01/2042	2,050,000	2,004,924
Gainesville Hospital District, 5.71%, 08/15/2033	100,000	100,844
		2,205,756
Virginia – 0.0% (l)
Farmville Industrial Development Authority, 5.00%, 01/01/2034 (Obligor: Longwood Housing Foundation LLC)	195,000	177,920
West Virginia – 0.0% (l)
Tobacco Settlement Finance Authority, 4.01%, 06/01/2040	125,000	100,831
Wisconsin – 0.0% (l)
Public Finance Authority, 5.45%, 07/01/2033 (Obligor: Prg – Oxford Properties)	150,000	147,374
TOTAL MUNICIPAL BONDS (Cost $10,188,692)		10,171,796
	Shares	Value
EXCHANGE TRADED FUNDS – 0.5%
Goldman Sachs Access Treasury 0-1 Year ETF	1,390	139,222
iShares 0-1 Year Treasury Bond ETF	33,591	3,706,767
TOTAL EXCHANGE TRADED FUNDS (Cost $3,843,469)		3,845,989
	Par	Value
U.S. GOVERNMENT AGENCY ISSUES – 0.1%
U.S. Government Agency Collateralized Mortgage Obligations – 0.0% (l)
Federal National Mortgage Association, Series 1997-79, Class PL, 6.85%, 12/18/2027	$4,520	4,552
U.S. Government Agency Pass-Through Certificates – 0.1%
Federal Home Loan Mortgage Corporation
Pool C55167, 8.50%, 07/01/2031	14,528	14,746
Pool C55169, 8.50%, 07/01/2031	26,341	27,172
Pool C56878, 8.00%, 08/01/2031	23,196	23,828
Pool C59641, 8.00%, 10/01/2031	18,831	19,328
Pool C69047, 7.00%, 06/01/2032	85,652	89,264

____________

See Notes to Financial Statements.

28	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
	Par	Value
U.S. GOVERNMENT AGENCY ISSUES (continued)
Federal National Mortgage Association
Pool 255053, 7.50%, 12/01/2033	$27,012	$28,620
Pool 545436, 9.00%, 10/01/2031	26,254	27,992
Pool 545990, 7.50%, 04/01/2031	23,552	24,038
Pool 636449, 8.50%, 04/01/2032	52,969	55,808
Pool 645912, 7.00%, 06/01/2032	68,969	71,902
Pool 645913, 7.00%, 06/01/2032	68,001	70,303
Pool 650131, 7.00%, 07/01/2032	86,666	90,520
Pool 735576, 7.50%, 11/01/2034	41,568	43,580
Pool 735800, 8.00%, 01/01/2035	74,214	79,743
		666,844
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $646,106)		671,396
	Shares	Value
SHORT-TERM INVESTMENTS – 4.4%
MONEY MARKET FUNDS – 2.9%
First American Treasury Obligations Fund – Class X, 3.58% (n)	22,821,237	22,821,237
TOTAL MONEY MARKET FUNDS (Cost $22,821,237)		22,821,237
	Par	Value
U.S. TREASURY BILLS – 1.5%
3.61%, 11/27/2026 (o)	$4,000,000	3,937,632
3.74%, 03/18/2027 (o)	8,000,000	7,782,617
TOTAL U.S. TREASURY BILLS (Cost $11,733,509)		11,720,249
TOTAL INVESTMENTS – 130.8% (Cost $1,058,408,869)		1,021,497,497
Liabilities in Excess of Other Assets – (30.8)%		(240,496,054)
TOTAL NET ASSETS – 100.0%		$781,001,443

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

CMT	—	Constant Maturity Treasury
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
EUR	—	Euro
GBP	—	British Pound

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	29

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2026
(a)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of June 30, 2026 was $64,605,432.
(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $518,649,607 or 66.4% of the Fund’s net assets.

(c)	All or a portion of the security has been pledged as collateral for the Fund's credit facilities. The fair value of assets committed as collateral as of June 30, 2026 was $295,581,253.
(d)

Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of June 30, 2026, the value of these securities total $10,172,443 or 1.3% of the Fund’s net assets.

(e)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(f)	Interest only security.
(g)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $7,367,499 or 0.9% of net assets as of June 30, 2026.

(h)	Rounds to zero.
(i)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(j)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(k)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Represents less than 0.05% of net assets.
(m)	Non-income producing security.
(n)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(o)	The rate shown is the annualized yield as of June 30, 2026.

Forward Currency Contracts:

As of June 30, 2026, the following forward currency contracts were outstanding:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	07/23/2026	USD	4,947,448	GBP	3,646,583	$110,534
J.P. Morgan Securities, Inc.	07/29/2026	USD	5,591,225	EUR	4,750,000	157,057
State Street Bank & Trust Co.	07/23/2026	USD	3,761,890	EUR	3,175,032	130,505
Canadian Imperial Bank of Commerce	07/23/2026	EUR	415,044	USD	483,150	(8,453)
State Street Bank & Trust Co.	07/23/2026	EUR	2,748,665	USD	3,198,696	(54,959)
Net Unrealized Appreciation						$334,684
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

____________

See Notes to Financial Statements.

30	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Statement of Assets and Liabilities (Unaudited) June 30, 2026
Assets:
Investments in securities, at value (Cost $1,058,408,869)	$1,021,497,497
Interest and dividends receivable	11,438,502
Receivable for investments sold	659,323
Unrealized appreciation on forward currency contracts (Note 3)	398,096
Deferred offering costs (Note 8)	359,215
Foreign currency, at value (Cost $265,863)	264,380
Cash	154
Prepaid expenses	57,144
Total assets	1,034,674,311
Liabilities:
Payable for credit facility (Note 7)	197,000,000
Reverse repurchase agreements (Note 7)	51,911,519
Investment advisory fees payable (Note 5)	847,192
Interest payable for credit facility and reverse repurchase agreements (Note 7)	806,021
Administration fees payable (Note 5)	127,039
Payable for investments purchased	2,659,543
Unrealized depreciation on forward currency contracts (Note 3)	63,412
Accrued expenses	258,142
Total liabilities	253,672,868
Net Assets	$781,001,443
Composition of Net Assets:
Paid-in capital	957,724,007
Accumulated losses	(176,722,564)
Net Assets	$781,001,443
Shares Outstanding and Net Asset Value Per Share:
Common shares outstanding	55,254,696
Net asset value per share	$14.13

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	31

BROOKFIELD REAL ASSETS INCOME FUND INC. Statement of Operations (Unaudited) For the Six Months Ended June 30, 2026
Investment Income:
Interest (net of foreign withholding tax of $40,474)	$34,076,911
Dividends and distributions (net of foreign withholding tax of $64,996)	2,354,817
Less return of capital distributions	(201,470)
Total investment income	36,230,258
Expenses:
Investment advisory fees (Note 5)	5,179,492
Administration fees (Note 5)	776,924
Directors' fees	129,773
Fund accounting fees	100,063
Reports to shareholders	84,774
Custodian fees	51,803
Legal fees	48,322
Audit and tax services	45,626
Miscellaneous	38,398
Transfer agent fees	35,870
Registration fees	28,086
Insurance	19,329
Total operating expenses	6,538,460
Interest expense on credit facility and reverse repurchase agreements (Note 7)	5,724,657
Total expenses	12,263,117
Net Investment income	23,967,141
Net realized gain (loss) on:
Investments	5,153,941
Foreign currency transactions	92,319
Forward currency contracts	(109,663)
Net realized gain	5,136,597
Net change in unrealized appreciation (depreciation) on:
Investments	(4,638,734)
Foreign currency	(40,868)
Foreign currency translations	(3,770)
Forward currency contracts	560,147
Net change in unrealized depreciation	(4,123,225)
Net realized and unrealized gain	1,013,372
Net increase in net assets resulting from operations	$24,980,513

____________

See Notes to Financial Statements.

32	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$23,967,141	$47,871,410
Net realized gain	5,136,597	3,073,437
Net change in unrealized appreciation (depreciation)	(4,123,225)	10,934,200
Net increase in net assets resulting from operations	24,980,513	61,879,047
Distributions to Shareholders:
Distributable earnings	(39,120,325)	(47,562,706)
Return of capital	–	(30,677,944)
Total distributions to shareholders	(39,120,325)	(78,240,650)
Capital Share Transactions:
Proceeds from shares sold, net of offering costs (Note 8)	–	–
Reinvestment of distributions	–	–
Cost of shares repurchased (Note 8)	–	–
Net increase in net assets from capital share transactions	–	–
Total decrease in net assets	(14,139,812)	(16,361,603)
Net Assets:
Beginning of period	795,141,255	811,502,858
End of period	$781,001,443	$795,141,255
Share Transactions:
Shares sold (Note 8)	–	–
Shares reinvested	–	–
Shares repurchased (Note 8)	–	–
Net increase in shares outstanding	–	–

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	33

BROOKFIELD REAL ASSETS INCOME FUND INC. Statement of Cash Flows (Unaudited) For the Six Months Ended June 30, 2026
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities
Net Increase in net assets resulting from operations	$24,980,513
Adjustments to reconcile net Increase in net assets resulting from operations to net cash used for operating expenses
Purchases of long-term portfolio investments and principal payups	(202,170,823)
Proceeds from disposition of long-term portfolio investments and principal paydowns	241,754,459
Net purchases and sales of short-term portfolio investments	(11,698,530)
Return of capital distributions from portfolio investments	201,470
Decrease in interest and dividends receivable	402,641
Increase in prepaid expenses	(34,500)
Decrease in interest payable for credit facility and reverse repurchase agreements	(116,047)
Decrease in investment advisory fees payable	(48,203)
Decrease in administration fees payable	(7,230)
Decrease in accrued expenses	(141,362)
Net accretion of discount on investments and other adjustments to cost	(3,259,067)
Net change in unrealized depreciation on investments	4,638,734
Net change in unrealized depreciation on foreign currency	40,868
Net change in unrealized appreciation on forward currency contracts	(560,147)
Net realized gain on investment transactions	(5,153,941)
Net cash used in operating activities	48,828,835
Cash flows provided by (used for) financing activities:
Cash used for reverse repurchase agreements	(11,103,787)
Distributions paid to shareholders, net of reinvestments	(39,120,325)
Net cash provided by financing activities	(50,224,112)
Effect of exchange rate changes on cash	(40,868)
Net decrease in cash	(1,436,145)
Cash at beginning of period	1,700,679
Cash at end of period	$264,534
Supplemental Disclosure of Cash Flow Information:
Interest payments on the credit facility and reverse repurchase agreements for the six months ended June 30, 2026 totaled $5,840,705.
Reconciliation of Cash at the End of Period to the Statement of Assets and Liabilities:
Cash	$154
Foreign currency	264,380
Cash at end of period	$264,534

____________

See Notes to Financial Statements.

34	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Financial Highlights
NAV	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,									For the Period December 5, 2016[1] – December 31, 2016
		2025	2024	2023	2022	2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value, beginning of period	$14.39	$14.69	$14.93	$15.58	$20.12	$20.02	$23.21	$22.07	$25.15	$25.14	$25.00
Net investment income[2]	0.43	0.87	0.89	0.75	0.76	0.78	0.80	1.10	1.52	1.74	0.15
Net realized and change in unrealized gain (loss)[2]	0.02	0.25	0.29	0.75	(2.91)	1.71	(1.60)	2.43	(2.21)	0.66	0.19
Net increase (decrease) in net asset value resulting from operations	0.45	1.12	1.18	1.50	(2.15)	2.49	(0.80)	3.53	(0.69)	2.40	0.34
Distributions from net investment income	(0.71)	(0.86)	(1.03)	(0.76)	(0.74)	(0.92)	(0.68)	(1.30)	(1.53)	(1.84)	(0.15)
Return of capital distributions	–	(0.56)	(0.39)	(1.39)	(1.65)	(1.47)	(1.71)	(1.09)	(0.86)	(0.55)	(0.05)
Total distributions paid*	(0.71)	(1.42)	(1.42)	(2.15)	(2.39)	(2.39)	(2.39)	(2.39)	(2.39)	(2.39)	(0.20)
Net asset value, end of period	$14.13	$14.39	$14.69	$14.93	$15.58	$20.12	$20.02	$23.21	$22.07	$25.15	$25.14
Market price, end of period	$12.88	$12.96	$13.32	$12.81	$16.15	$21.11	$17.83	$21.35	$19.07	$23.37	$22.31
Total Investment Return based on Net Asset Value#,3	3.17%	8.04%	8.25%	10.52%	(11.13)%	13.08%	(2.51)%	16.42%	(3.08)%	9.88%	1.36%
Total Investment Return based on Market Price†,3	4.94%	8.24%	15.76%	(8.48)%	(12.66)%	33.06%	(4.16)%	24.79%	(9.12)%	15.94%	0.50%[4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$781,001	$795,141	$811,503	$827,999	$867,731	$1,008,191	$878,588	$846,429	$805,294	$917,653	$917,593
Operating expenses excluding interest expense[5]	1.67%	1.70%	1.63%	1.65%	1.76%	1.80%	1.77%	1.61%	1.63%	1.60%	1.70%
Interest expense[5]	1.46%	1.64%	1.47%	1.58%	1.00%	0.33%	0.47%	0.93%	0.93%	0.58%	0.60%
Total expenses[5]	3.13%	3.34%	3.10%	3.23%	2.76%	2.13%	2.24%	2.54%	2.56%	2.18%	2.30%
Net expenses, including fee waivers and reimbursement and excluding interest expense[5,6]	1.67%	1.70%	1.63%	1.65%	1.76%	1.80%	1.77%	1.61%	1.08%	1.03%	1.03%
Net expenses, including fee waivers and reimbursement[5,6]	3.13%	3.34%	3.10%	3.23%	2.76%	2.13%	2.24%	2.54%	2.00%	1.61%	1.63%
Net investment income[5]	6.11%	5.98%	6.05%	4.99%	4.38%	3.88%	4.08%	4.69%	6.31%	6.84%	8.13%
Net investment income, excluding the effect of fee waivers and reimbursement[5,6]	6.11%	5.98%	6.05%	4.99%	4.38%	3.88%	4.08%	4.69%	5.76%	6.27%	7.46%
Portfolio turnover rate[3]	20%	47%	58%	35%	43%	65%	87%	46%	35%	43%	15%[7]

____________

#           Total investment return based on net asset value (“NAV”) is the combination of changes in NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The actual reinvestment price for dividends declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total investment return excludes the effects of sales charges or contingent deferred sales charges, if applicable.

*      Distributions for annual periods determined in accordance with federal income tax regulations.

†           Total investment return based on market price is the combination of changes in the New York Stock Exchange (“NYSE”) market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The actual reinvestment for dividends declared in the period may take place over several days as described in the Fund’s dividend reinvestment plan, and in some instances may not be based on the market price. Total investment return excludes the effect of broker commissions.

1      Commencement of operations was December 5, 2016.

2      Per share amounts presented are based on average shares outstanding throughout the period indicated.

3      Not annualized for periods less than one year.

4      Total investment return based on market price is calculated based on first trade price of $22.40 on December 5, 2016.

5      Annualized for periods less than one year.

6      The operating expenses limitation agreement expired pursuant to its terms on December 4, 2018.

7      For the portfolio turnover calculation, portfolio purchases and sales of the Brookfield Mortgage Opportunity Income Fund Inc., Brookfield High Income Fund Inc. and Brookfield Total Return Fund Inc. made prior to the Reorganizations into the Brookfield Real Assets Income Fund Inc. have been excluded from the numerator and the monthly average value of securities used in the denominator reflects the combined market value after the Reorganizations.

____________

See Notes to Financial Statements.

2026 Semi-Annual Report	35

BROOKFIELD REAL ASSETS INCOME FUND INC. Senior Security Table

The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years, as applicable.
Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit[1]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Securities
June 30, 2026[2]	$248,911,519	$4,138	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2025	260,015,306	4,058	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2024	255,660,500	4,178	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2023	169,198,000	5,894	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2022	315,567,000	3,750	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2021	404,957,190	3,490	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2020	317,580,941	3,767	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2019	242,192,000	4,495	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2018	280,799,762	3,868	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2017	259,395,471	4,538	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2016[1]	302,682,176	4,032	N/A	N/A	Credit Facility, Reverse Repurchase Agreement

____________

1           Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

2           For the six months ended June 30, 2026 (Unaudited).

____________

See Notes to Financial Statements.

36	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) June 30, 2026

1.  Organization

Brookfield Real Assets Income Fund Inc. (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s shares are listed on the New York Stock Exchange (“NYSE”) and trade under the ticker symbol “RA.” The Fund was incorporated under the laws of the State of Maryland on October 6, 2015.

Brookfield Public Securities Group LLC (“PSG” or the “Adviser”), an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAM) (“BAM Ltd.”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Fund.

The investment objective of the Fund is to seek high total return, primarily through high current income and secondarily, through growth of capital. The investment objective is not fundamental and may be changed by the Fund’s Board of Directors (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. No assurances can be given that the Fund’s investment objective will be achieved.

The Fund seeks to achieve its investment objective by investing primarily in the real asset class, which includes the following: Real Estate Securities; Infrastructure Securities; and Natural Resources Securities (collectively, “Real Asset Companies and Issuers”).

Under normal market conditions, the Fund will invest at least 80% of its average daily net assets plus the amount of borrowing for investment purposes (“Managed Assets”) in the securities and other instruments of Real Asset Companies and Issuers (the “80% Policy”). The Fund may change the 80% Policy without shareholder approval, upon at least 60 days’ prior written notice to shareholders. The Fund normally expects to invest at least 65% of its Managed Assets (defined below) in fixed income securities of Real Asset Companies and Issuers and in derivatives and other instruments that have economic characteristics similar to such securities.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Valuation of Investments: The Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities

2026 Semi-Annual Report	37

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026 used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

38	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical assets or liabilities
Level 2	—

quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Credit	$—	$531,807,275	$—	$531,807,275
Securitized Credit	—	282,138,948	7,367,499	289,506,447
Term Loans	—	68,868,631	—	68,868,631
Common Stocks	53,071,804	14,763,526	—	67,835,330
Preferred Stocks	12,838,844	1,410,303	—	14,249,147
Municipal Bonds	—	10,171,796	—	10,171,796
Exchange Traded Funds	3,845,989	—	—	3,845,989
U.S. Government Agency Issues	—	671,396	—	671,396
Money Market Funds	22,821,237	—	—	22,821,237
U.S. Treasury Bills	—	11,720,249	—	11,720,249
Total Investments	$92,577,874	$921,552,124	$7,367,499	$1,021,497,497

Other Financial Instruments:
Forward Currency Contracts*	$—	$398,096	$—	$398,096
Total Other Financial Instruments	$—	$398,096	$—	$398,096

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$—	$(63,412)	$—	$(63,412)
Total Other Financial Instruments	$—	$(63,412)	$—	$(63,412)

____________

* The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under ASC Topic 825, Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts of $197,000,000 for the credit facility and $51,911,519 for the reverse repurchase agreements presented in the Statement of Assets and Liabilities. As of June 30, 2026, these financial instruments are categorized as Level 2 within the disclosure hierarchy.

2026 Semi-Annual Report	39

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of June 30, 2026.

	Quantitative Information about Level 3 Fair Value Measurements
	Value as of June 30, 2026	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input(1)
Securitized Credit
Commercial Real Estate	$6,730,826	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0% – 13.0% (11.1)%	Decrease

		Asset-Based Approach	Residual Value Analysis	Anticipated Residual Value	4.0% – 6.0% (5.0)%	Increase

Commercial Mortgage-Backed Securities	$636,673	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	45.0% – 47.0% (46.0)%	Decrease
Total	$7,367,499

____________

(1)    The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Securitized Credit
Balance as of December 31, 2025	$7,626,539
Accrued discounts (premiums)	895,618
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,626,962)
Purchases at cost/corporate actions	1,472,304
Sales proceeds	—
Transfers into Level 3	—
Balance as of June 30, 2026	$7,367,499
Change in unrealized appreciation (depreciation) for Level 3 assets still held at reporting date	$(2,626,962)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively, and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statement of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions are disclosed by the REITs and actual amounts may differ from the estimated amounts. A distribution received from the Fund’s investments in master limited partnerships (“MLP”) generally are comprised of return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

40	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026

Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.

The Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.

Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.

Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses that are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets, evenly, or a combination of average net assets and evenly.

Distributions to Shareholders: The Fund declares and pays dividends monthly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income.

This notice is available on the Fund’s website at https://privatewealth.brookfield.com/fund/brookfield-real-assets- income-fund-inc. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

2026 Semi-Annual Report	41

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026

When Issued, Delayed Delivery Securities and Forward Commitments: The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Fund, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the period ended June 30, 2026, the Fund did not pay any foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

3.  Derivative Financial Instruments

The Fund may purchase and sell derivative instruments such as exchange-listed and over-the counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments. It may purchase and sell financial futures contracts and options thereon. Moreover, the Fund may enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund may also purchase derivative instruments that combine features of several of these instruments. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

There were no futures contracts outstanding as of June 30, 2026.

42	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026

Forward Currency Contracts: A forward currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence, changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Fund invests in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The average quarterly U.S. dollar value of forward currency contracts to be delivered or received during the six months ended June 30, 2026 was $13,875,066, which represents the volume of activity during the period.

The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives	Statement of Assets and Liabilities	Value as of June 30, 2026
Assets:
Forward currency contracts	Unrealized appreciation on forward currency contracts	$ 398,096
Liabilities:
Forward currency contracts	Unrealized depreciation on forward currency contracts	(63,412)

The following table sets forth the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Loss	Net Change in Unrealized Appreciation
Forward currency contracts	Forward currency contracts	$ (109,663)	$ 560,147

The Fund has elected to not offset derivative assets and liabilities or financial assets, including cash, that may be received or paid as part of collateral arrangements, even when an enforceable master netting agreement is in place that provides the Fund, in the event of counterparty default, the right to liquidate collateral and the right to offset a counterparty’s rights and obligations.

Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement as of June 30, 2026:

				Collateral
	Gross Amounts	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Non-Cash Collateral Pledged (Received)	Collateral Pledged (Received)	Net Amount
Assets:
Forward currency contracts	$398,096	$—	$398,096	$—	$—	$398,096
Liabilities:
Forward currency contracts	63,412	—	(63,412)	—	—	(63,412)
2026 Semi-Annual Report	43

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026

4.  Risks of Investing in Asset-Backed Securities and Below-Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of the underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments or other credit enhancement.

The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. The Fund has investments in below-investment grade debt securities, including mortgage-backed and asset-backed securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect its ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent the Fund seeks capital growth through investment in such securities, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund is also subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Fund may be restricted from disposing of distressed securities.

5.  Investment Advisory Agreement and Transactions with Related Parties

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services at an annual rate of 1.00% of the Fund’s average daily net assets plus the amount of borrowing for investment purposes (“Managed Assets”).

The Fund has entered into an Administration Agreement with the Adviser, and the Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Sub-Administrator”), on behalf of the Fund. The Adviser and the Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and

44	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026 providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee at an annual rate of 0.15% of the Fund’s Managed Assets. The Adviser is responsible for any fees due to the Sub-Administrator.

The Adviser has entered into a Sub-Advisory Agreement with Oaktree Fund Advisors, LLC (the “Sub-Adviser”). The Sub-Adviser is an affiliate of Oaktree Capital Management, L.P. (“OCM”), a leading global investment management firm headquartered in Los Angeles, California focused on less efficient markets and alternative investments, and is a subsidiary of Brookfield Oaktree Holdings, LLC (formerly, Oaktree Capital Group, LLC) (collectively with OCM and the Sub-Adviser, “Oaktree”). As of July 31, 2026, the Sub-Adviser is a subsidiary of each of Brookfield Corporation and BAM Ltd. The Sub-Adviser is responsible for the management of the securitized credit allocation with a focus on its investments in commercial mortgage-backed securities, residential mortgage-backed securities, and related assets. As the Adviser, PSG determines, and has oversight responsibility for, the Fund’s securitized credit allocation managed by the Sub-Adviser.

Certain officers and/or trustees of the Fund are officers and/or employees of the Adviser.

6.  Purchases and Sales of Investments

For the six months ended June 30, 2026, purchases and sales of investments (including principal payups and paydowns), excluding short-term securities, reverse repurchase agreements and U.S. government securities, were $201,454,911 and $241,904,600, respectively.

For the six months ended June 30, 2026, there were no purchases and sales of long-term U.S. Government securities.

7.  Borrowings

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The maximum line of credit as of June 30, 2026 for the Fund is $300,000,000. The Fund pays interest in the amount of 0.90% plus the Overnight Bank Funding Rate (“OBFR”) on the amount of eligible equity securities outstanding and 1.00% plus the OBFR on the amount of other eligible securities outstanding. As of June 30, 2026, the Fund had outstanding borrowings of $197,000,000. For the six months ended June 30, 2026, the Fund borrowed an average daily balance of $196,392,265 at a weighted average borrowing cost of 4.66% and the interest expense amounted to $4,537,328. As of June 30, 2026, the total value of the collateral was $295,581,253.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

2026 Semi-Annual Report	45

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026

At June 30, 2026, the Fund has the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements
JPMorgan Chase	4.16%	6/22/2026	7/22/2026	$2,558,106	$2,560,767
JPMorgan Chase	3.85%	6/22/2026	7/31/2026	21,972,296	21,993,444
JPMorgan Chase	3.90%	6/22/2026	7/31/2026	4,037,495	4,041,431
JPMorgan Chase	4.21%	6/22/2026	7/22/2026	9,648,517	9,658,672
JPMorgan Chase	4.26%	6/22/2026	7/22/2026	4,574,078	4,578,950
JPMorgan Chase	3.75%	6/22/2026	7/31/2026	3,618,722	3,622,115
JPMorgan Chase	3.80%	6/22/2026	7/31/2026	5,502,305	5,507,532
Total				$51,911,519	$51,962,911

____________

(1)    The average daily balance of reverse repurchase agreements outstanding for the Fund during the six months ended June 30, 2026, was $56,696,935 at a weighted average daily interest rate of 4.22% and the interest expense amounted to $1,187,329. As of June 30, 2026 the total value of the collateral was $64,605,432.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$—	$16,780,701	$35,130,818	$—	$51,911,519
Total	$—	$16,780,701	$35,130,818	$—	$51,911,519

The Fund has elected to not offset derivative assets and liabilities or financial assets, including cash, that may be received or paid as part of collateral arrangements, even when an enforceable master netting agreement is in place that provides the Fund, in the event of counterparty default, the right to liquidate collateral and the right to offset a counterparty’s rights and obligations.

Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:

				Collateral
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Non-Cash Collateral (Pledged) Received*	Collateral Pledged (Received)*	Net Amount
Reverse Repurchase Agreements	$51,911,519	$—	$51,911,519	$(51,911,519)	$—	$—

____________

* Excess of collateral pledged to the individual counterparty is not shown for ﬁnancial statement purposes.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

46	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026

In the event the buyer of securities (i.e., the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

8.  Capital Shares

The Fund has 1,000,000,000 shares of $0.001 par value common shares authorized. Of the shares outstanding at June 30, 2026 for the Fund, the Adviser owns 100,051 shares. The Fund’s Board is authorized to classify and reclassify any unissued common shares. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares are fully paid and non-assessable. Common shareholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.

The Fund has filed a registration statement using the “shelf” registration process (the “Shelf Registration Statement”), which became effective on April 12, 2024. The Shelf Registration Statement permits the Fund to offer, from time to time, in one or more offerings, common shares or preferred shares, or subscription rights to purchase the Fund’s common shares or preferred shares. As of June 30, 2026, the Fund has not offered common shares or preferred shares, or subscription rights to purchase the Fund’s common shares or preferred shares, pursuant to the Shelf Registration Statement.

The Fund did not issue any shares and no deferred offering costs were amortized during the year ended December 31, 2025 and period ended June 30, 2026.

The Board has approved a share repurchase plan. Under the current share repurchase plan, as of June 30, 2026, the Fund may purchase in the open market up to 10% of its outstanding common shares. The current share repurchase plan will remain in effect until December 5, 2026. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. The Board authorized the share repurchase program as a result of its review of the options available to enhance shareholder value and reduce any potential discount between the market price of the Fund’s shares and the net asset value per share. During period ended June 30, 2026 and year ended December 31, 2025, no shares were repurchased by the Fund.

9.  Federal Income Tax Information

The Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2026, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2025, open taxable years consisted of the taxable years ended December 31, 2022 through December 31, 2025. No examination of the Fund’s tax returns is currently in progress.

2026 Semi-Annual Report	47

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The federal income tax information as of the Fund’s most recently completed tax year-end of December 31, 2025 were as follows:

Year Ended December 31, 2025
Ordinary Income	$47,562,706
Return of Capital	30,677,944
Total	$78,240,650

At December 31, 2025, the Fund’s most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Capital loss carryforwards(1)	$(129,580,863)
Late year ordinary losses	(296,313)
Other accumulated losses	(109,794)
Tax basis unrealized depreciation on investments and foreign currency	(32,595,782)
Total tax basis net accumulated losses	$(162,582,752)

____________

(1) To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at December 31, 2025 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,079,271,634	$35,025,609	$(67,621,391)	$(32,595,782)

As of December 31, 2025, the Fund’s capital loss carryforwards were as follows:

Capital Loss Carryforwards:	Expires:	Limitation:
$89,066,247 (Short-Term)	N/A	Unlimited
$40,514,616 (Long-Term)	N/A	Unlimited

During the taxable year ended December 31, 2025, the Fund utilized short-term capital loss carryforwards of $4,474,869 and did not utilize any long-term capital loss carryforwards.

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for paydown losses, Section 988 currency, sales of PFICs, partnership income/expense and return of capital. Permanent book and tax differences, if any, will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share. Any undistributed net income and realized gain remaining at fiscal year end is distributed in the following year.

48	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) (continued) June 30, 2026

10.Indemnifications

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

11.Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Management has evaluated subsequent events in the preparation of the Fund’s financial statements through the date the financial statements were issued and has determined that there are no events that require recognition or disclosure in the financial statements.

2026 Semi-Annual Report	49

BROOKFIELD REAL ASSETS INCOME FUND INC. Compliance Certification (Unaudited)

On June 3, 2026, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made semi-annual certifications, included in filings with the SEC on Form N-CSR relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

50	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Proxy Results (Unaudited)

The shareholders of the Brookfield Real Assets Income Fund Inc. voted on the following proposals at a shareholder meeting held on Thursday, May 21, 2026, at 8:30 a.m., Eastern Time. The description of the proposals and number of shares voted are as follows:

Proposal 1	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1.1 To elect to the Fund’s Board of Directors Betty Whelchel, Class I Independent Director Nominee	40,145,212	1,589,511	512,628
1.2 To elect to the Fund’s Board of Directors Brian Hurley, Class I Interested Director Nominee	40,278,591	1,451,127	517,633
2026 Semi-Annual Report	51

BROOKFIELD REAL ASSETS INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements (Unaudited)

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of Brookfield Real Assets Income Fund Inc. (the “Fund”), including the Directors who are not “interested persons” of the Fund (the “Independent Directors”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Brookfield Public Securities Group LLC (the “Adviser” or “Brookfield”), and the Sub-Advisory Agreement between Brookfield and Oaktree Fund Advisors, LLC (the “Sub-Adviser” or “Oaktree”) with respect to the Fund (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”), each for a successive one-year period at an in-person meeting held on May 20-21, 2026 (the “Meeting”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, and Brookfield and Oaktree provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included, among other things: (i) a summary of the services provided to the Fund by Brookfield and Oaktree; (ii) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group and/or peer universe of funds, as applicable, as well as supplemental data prepared by Brookfield; (iii) information on the profitability of Brookfield; (iv) information relating to economies of scale; (v) information about Brookfield’s general compliance policies and procedures and the services that it provides in connection with its oversight of Oaktree; (vi) information on Brookfield’s and Oaktree’s risk management processes; (vii) information regarding brokerage and soft dollar practices; and (viii) information about the key personnel of Brookfield and Oaktree who are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Directors, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER. The Board, including the Independent Directors, considered the nature, extent and quality of services provided by Brookfield. The Board noted that such services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that Brookfield provides office space, bookkeeping, accounting, legal and compliance services, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Directors of the Fund without compensation. The Board also noted that Brookfield is also responsible for the coordination and oversight of the Fund’s third-party service providers, including Oaktree. In addition to the quality of the advisory services provided by Brookfield, the Board considered the quality of the administrative and other services provided by Brookfield to the Fund pursuant to the Advisory Agreement.

In connection with the services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Fund. The Board also considered the personnel responsible for providing advisory services to the Fund and other key personnel of Brookfield, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Directors’ experience and interaction with Brookfield, that: (i) Brookfield would continue to be able to retain high-quality personnel; (ii) Brookfield has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) Brookfield has been responsive to requests of the Board; and (iv) Brookfield has kept the Board apprised of developments relating to the Fund and the industry in general.

The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Fund; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Fund, including comparable investment companies and accounts managed by Brookfield; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies

52	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements (Unaudited) (continued)

of the Adviser; (vi) Brookfield’s culture of compliance and its commitment to compliance generally, as well as its risk management processes and attention to regulatory matters; and (vii) Brookfield’s reputation and its experience serving as an investment adviser and the experience of the teams of portfolio managers that manage the Fund, as well as its experience serving as an investment adviser to other investment fund and institutional clients. The Board also reviewed Brookfield’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially prevent Brookfield from effectively serving as the investment adviser to the Fund. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.

The Board also considered the nature, extent and quality of subadvisory services provided by Oaktree to the Fund. The Board observed the Sub-Adviser’s responsibilities in relation to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s policies and investment objective, review of brokerage matters (including with respect to trade allocation and best execution), oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s risk assessment and monitoring processes. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the Sub-Adviser’s history and investment experience, as well as information regarding the investment personnel who provide services to the Fund. The Board also evaluated the expertise and performance of the personnel who oversee compliance with the Fund’s investment restrictions and other requirements. Additionally, the Board considered certain information in relation to the Sub-Adviser’s portfolio managers. The Board also recognized the Sub-Adviser’s reputation and experience in serving as an investment adviser to other fund and accounts, and considered its investment processes and philosophy. The Board took into account that the Sub-Adviser’s responsibilities include the development and maintenance of investment programs for a sleeve of the Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed Oaktree’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially prevent Oaktree from effectively serving as the investment sub-adviser to the Fund. Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the overall services provided by the Adviser and the Sub-Adviser were satisfactory and that it was reasonable to conclude that the Adviser and the Sub-Adviser would continue to provide high-quality investment services to the Fund.

THE PERFORMANCE OF THE FUND, THE ADVISER, AND THE SUB-ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Fund. The Board noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Fund in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Fund as compared to a group of funds with investment classifications and/or objectives comparable to those of the Fund (“Peer Universe”) and to an appropriate index or combination of indices (the “Benchmark Index”), as well as a focused peer group identified by Brookfield (“Peer Group”). In addition, the Board considered supplemental performance information that provided strategy level performance returns over longer periods as compared to the Fund’s performance information since inception. At the Meeting, management also discussed the methodologies used by Broadridge and Brookfield to select the funds included in the Peer Universe and the Peer Group, respectively. The performance information was presented for the periods ended March 31, 2026. The Fund’s performance relative to the median of the Peer Universe and Peer Group is described below.

Brookfield Real Assets Income Fund Inc. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one- and five-year periods and below the median of its Peer Universe for the three-year and since inception periods. The Board also considered that the Fund outperformed its Benchmark Index for the one-, three- and five-year periods, and underperformed its Benchmark Index for the since inception period. In addition, the Board noted that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2026.

2026 Semi-Annual Report	53

BROOKFIELD REAL ASSETS INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements (Unaudited) (continued)

THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board also received information regarding the management fees to be paid by the Fund to Brookfield pursuant to the Advisory Agreement and the fees paid by Brookfield to Oaktree pursuant to the Sub-Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Brookfield, Oaktree or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for the Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge in collaboration with Brookfield. In considering the reasonableness of the management fees to be paid by the Fund to Brookfield, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Brookfield was providing services at a cost that was competitive with other, similar funds. In reviewing the expense rankings, the Board noted that a fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.

Brookfield Real Assets Income Fund Inc. The Board considered and took note of the following with respect to the Fund: (i) the Fund’s actual total expenses for common and leveraged assets were above the median of its Expense Group and its Expense Universe; (ii) the Fund’s actual total expenses for only common assets were below the median of its Expense Group and its Expense Universe; (iii) the Fund’s actual management fees for common and leveraged assets were above the median of its Expense Group and its Expense Universe; and (iv) the Fund’s actual management fees for only common assets were above the median of its Expense Group and its Expense Universe.

The Board was also asked to consider the management fees received by Brookfield with respect to other funds and accounts with similar investment strategies to the Fund, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Fund, as applicable, including the broader and more extensive scope of services provided to the Fund in comparison to institutional or separately managed accounts; the higher demands placed on Brookfield’s investment personnel; the greater entrepreneurial risk in managing the Fund; and the impact on Brookfield and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional or separately managed accounts.

The Board also considered Brookfield’s profitability and the benefits Brookfield and its affiliates received from their relationship with the Fund. The Board received a memorandum and reviewed financial information relating to the financial condition of Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies of the Adviser. The Board also considered and reviewed financial information relating to the profitability of Brookfield with respect to the services provided to the Fund, including with respect to its management of the Brookfield Fund Complex,1 and considered whether Brookfield had the financial resources necessary to continue to attract and retain high-quality investment professionals and other key personnel. In analyzing Brookfield’s profitability, particular attention was given to the allocation of the direct and indirect costs of the resources and expenses in managing the Fund, as well as the non-Fund and non-advisory business activities across Brookfield’s

____________

1 As of the date of the Meeting, the Brookfield Fund Complex was comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., Oaktree Diversified Income Fund Inc. and Oaktree Asset-Backed Income Fund Inc. (the “Brookfield Fund Complex”). Following the close of business on June 30, 2026, Brookfield Global Listed Real Estate Fund and Brookfield Next Generation Infrastructure Fund, each a series of Brookfield Investment Funds, were liquidated.

54	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Board Considerations Relating to the Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements (Unaudited) (continued)

key business lines. The Board further noted that the methodology followed in allocating costs to the Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board concluded that the profitability to the Adviser from the Fund was reasonable.

With respect to Oaktree in relation to the Fund, the Board then reviewed financial information relating to Oaktree and its affiliates, including their financial condition and profitability. The Board also considered whether Oaktree had the financial resources necessary to continue to attract and retain high-quality investment management personnel and to provide high-quality services. Additionally, the Board considered the reasonableness of the management fee payable by the Adviser to Oaktree under the Sub-Advisory Agreement and took into account that the fee was consistent with management fees that Oaktree charged to comparable funds. In considering the profitability to Oaktree in connection with its relationship to the Fund, the Board noted that the fees under the Sub-Advisory Agreement are paid by Brookfield out of the management fees that it receives under the Advisory Agreement. As a result, the Board noted that Fund stockholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by Brookfield to Oaktree, the Board noted that, because Oaktree is an affiliate of Brookfield, such profitability might be directly or indirectly shared by the Adviser. For these reasons, the Board concluded that the profitability to Oaktree from its relationship with the Fund was not a material factor in its consideration of the renewal of the Sub-Advisory Agreement.

The Board concluded that Brookfield and Oaktree had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Fund with the high-quality services provided in the past. The Board also concluded that the management fees and subadvisory fees were reasonable in light of the factors discussed above.

THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies of scale with respect to the Fund. The Board considered that, as a result of being part of the Brookfield Fund Complex, the constituent funds, including the Fund, share common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board did not review specific information regarding whether there have been economies of scale with respect to Oaktree’s management of the Fund because it did not consider this as a relevant and material factor at the sub-adviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by Brookfield, was reasonable in light of the factors discussed above.

OTHER FACTORS. In consideration of the Advisory Agreement, the Board also received information regarding Brookfield’s brokerage and soft dollar practices. The Board considered that Brookfield is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board also considered the benefits Brookfield derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Brookfield in return for allocating brokerage. The Board then considered other benefits that may be realized by Brookfield and its affiliates, including Oaktree, from their relationship with the Fund. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and reputational benefits. The Board also considered that Oaktree and Brookfield manage their investment operations independently of each other subject to an information barrier between the firms. The Board concluded that the benefits that may accrue to Brookfield, Oaktree and their affiliates by virtue of their advisory relationship to the Fund were fair and reasonable in light of the costs of providing investment advisory services to the Fund and the ongoing commitment of Brookfield and Oaktree to the Fund.

2026 Semi-Annual Report	55

BROOKFIELD REAL ASSETS INCOME FUND INC. Dividend Reinvestment Plan (Unaudited)

A Dividend Reinvestment Plan (the “Plan”) is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the “Plan Agent”) in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund’s Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than the net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If the net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund’s shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent’s fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-800-937-5449.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

56	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Joint Notice of Privacy Policy (Unaudited)

Brookfield Public Securities Group LLC (“PSG”), on its own behalf and on behalf of the funds managed by PSG and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of the Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

WHAT INFORMATION DO WE COLLECT?

We collect the following Personal Information about you:

•   Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

•   Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

•   Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;

•   Unaffiliated service providers (e.g., transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

•   Government agencies, other regulatory bodies and law enforcement officials (e.g., for reporting suspicious transactions);

•   Other organizations, with your consent or as directed by you; and

•   Other organizations, as permitted or required by law (e.g., for fraud protection)

When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.

HOW DO WE PROTECT CLIENT INFORMATION?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

CONTACT INFORMATION

For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.

2026 Semi-Annual Report	57

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CORPORATE INFORMATION

Investment Adviser

Brookfield Public Securities Group LLC

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281

www.brookfield.com

Administrator

Brookfield Public Securities Group LLC

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281

www.brookfield.com

Please direct your inquiries to:

Investor Relations

Phone: 1-855-777-8001

E-mail: privatewealth@brookfield.com

Sub-Adviser

Oaktree Fund Advisors, LLC

333 South Grand Avenue, 28th Floor

Los Angeles, California 90071

Transfer Agent

Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Fund’s transfer agent:

Equiniti Trust Company LLC

6201 15th Avenue

Brooklyn, New York 11219

1-800-937-5449

Fund Accounting Agent & Sub-Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Paul Hastings LLP

200 Park Avenue

New York, New York 10166

Custodian

U.S. Bank National Association

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Fund Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Directors of the Fund
Edward A. Kuczmarski William H. Wright II Heather S. Goldman Stuart A. McFarland Betty Whelchel Susan Schauffert-Tam Brian F. Hurley	Chair of Board of Directors Chair of Audit Committee Chair of Governance Committee Director Director Director Director (Interested)
Officers of the Fund
Brian F. Hurley Casey P. Tushaus Craig A. Ruckman Adam R. Sachs Mohamed S. Rasul	President Treasurer Secretary Chief Compliance Officer Assistant Treasurer

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

privatewealth.brookfield.com

privatewealth@brookfield.com

855-777-8001

© 2026 Brookfield

Brookfield

(b)    Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants that are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).

Item 6. Investments.

(a)     Schedule of Investments is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)    Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the report to shareholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)     Not applicable for semi-annual reports.

(b)    Since the date of the Registrant’s most recently filed annual report on Form N-CSR, the following changes have occurred to the portfolio managers identified in response to paragraph (a)(1) of this Item: (i) Paula Horn and Justin Guichard no longer serve as the Portfolio Managers of the Fund, and (ii) Aaron Greenberg has been added as a Portfolio Manager of the Fund. The information required by Item 13(a)(1) through (4) with respect to the newly identified portfolio manager is provided below.

Sub-Adviser

Oaktree Fund Advisors, LLC

Aaron Greenberg — Managing Director and Portfolio Manager

Mr. Greenberg is a Managing Director at Oaktree Fund Advisors, LLC (“Oaktree”), the sub-adviser responsible for managing the Fund’s securitized credit allocation. He has served as a Portfolio Manager of the Fund since June 2026. He serves as Portfolio Manager for Oaktree’s Real Estate Debt strategy and Co-Portfolio Manager for Oaktree’s Structured Credit business. Prior to joining Oaktree in 2018, Mr. Greenberg was at Deutsche Bank, where he headed the secondary trading desk. Prior to Deutsche Bank, he began his career as a CMBS trader at Morgan Stanley. Mr. Greenberg received a B.A. in economics and psychology summa cum laude from Yale University, where he was elected to Phi Beta Kappa. He also holds a certificate from New York University’s Schack Institute of Real Estate.

Management of Other Accounts

Mr. Greenberg manages other investment companies and/or investment vehicles and accounts in addition to the Registrant. The table below shows the number of other accounts managed by Mr. Greenberg as of June 30, 2026, and the total assets in each of the following categories: (a) registered investment companies; (b) other pooled investment vehicles; and (c) other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	1	7	25
Number of Accounts Managed with Performance-Based Fees	—	6	—
Assets Managed (assets in millions)	$424	$5,026	$6,446
Assets Managed with Performance-Based Fees (assets in millions)	$—	$4,963	$—

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when the portfolio managers also have day-to-day management responsibilities with respect to one or more other accounts. The Registrant’s investment adviser, Brookfield Public Securities Group LLC (the “Adviser”), has adopted policies and procedures that are reasonably designed to identify and minimize the effects of these potential conflicts, however, there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts, or in eliminating the effects of any such conflicts. These potential conflicts include:

Allocation of Limited Time and Attention.    As indicated above, each portfolio manager manages multiple accounts. As a result, a portfolio manager will not be able to devote all of his time to management of the Fund. A portfolio manager, therefore, may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for the Fund as might be the case if he were to devote all of his attention to the management of only the Fund.

Allocation of Limited Investment Opportunities.    As indicated above, each portfolio manager manages accounts with investment strategies and/or policies that are similar to the Fund. If a portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among these accounts or other accounts managed primarily by other portfolio managers of the Adviser and its affiliates. In addition, in the event a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.

Pursuit of Differing Strategies.    At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which the manager exercises investment responsibility, or may decide that certain of these funds or accounts should take differing positions with respect to a particular security. In these cases, a portfolio manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts. For example, the sale of a long position or establishment of a short position by an account may impair the price of the same security sold short by (and therefore benefit) the Adviser and its affiliates, or other accounts, and the purchase of a security or covering of a short position in a security by an account may increase the price of the same security held by (and therefore benefit) the Adviser and its affiliates, or other accounts.

Selection of Broker/Dealers.    A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds or accounts that he supervises. In addition to providing execution of trades, some brokers and dealers provide portfolio managers with brokerage and research services which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts of the Adviser and its affiliates than to others. Although the payment of brokerage commissions is subject to the requirement that the Adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds or other accounts that the Adviser and its affiliates manage. In addition, with respect to certain types of accounts (such as pooled investment vehicles and other accounts managed for organizations and individuals) the Adviser may be limited by the client concerning the selection of brokers or may be instructed to direct trades to particular brokers. In these cases, the Adviser or its affiliates may place separate, non-simultaneous transactions in the same security for the Fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Variation in Compensation.    A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the accounts that he manages. If the structure of the Adviser’s management fee or a portfolio manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain accounts over others. A portfolio manager also may be motivated to favor accounts in which he has investment interests, or in which the Adviser or its affiliates have investment interests. Similarly, the desire to maintain assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence a portfolio manager in affording preferential treatment to those accounts that could most significantly benefit the portfolio manager. For example, as reflected above, if a portfolio manager manages accounts which have performance fee arrangements, certain portions of his compensation will depend on the achievement of performance milestones on those accounts. A portfolio manager could be incented to afford preferential treatment to those accounts and thereby be subject to a potential conflict of interest.

Portfolio Manager Compensation

The portfolio managers are compensated based on the scale and complexity of their portfolio responsibilities, the total return performance of funds and accounts managed by the portfolio manager on an absolute basis and when compared to appropriate peer groups of similar size and strategy, as well as the management skills displayed in managing their portfolio teams and the teamwork displayed in working with other members of the firm. Since the portfolio managers are responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis almost equally weighted among performance, management and teamwork. Base compensation for the portfolio managers varies in line with a portfolio manager’s seniority and position. The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of their firm or supervising various departments) includes consideration of the scope of such responsibilities and the portfolio manager’s performance in meeting them. The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and in a manner that is competitive with other firms within the investment management industry. Salaries, bonuses and stock-based compensation in the industry also are influenced by the operating performance of their respective firms and their parent companies. While the salaries of the portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year. Bonuses are determined on a discretionary basis by the senior executives of the firm and measured by individual and team-oriented performance guidelines. Awards under the Long-Term Incentive Plan (LTIP) are approved annually and there is a rolling vesting schedule to aid in retention of key people. A key component of this program is achievement of client objectives in order to properly align interests with our clients. Further, the incentive compensation of all investment personnel who work on each strategy is directly tied to the relative performance of the strategy and its clients.

The compensation structure of the portfolio managers and other investment professionals has four primary components:

•   A base salary;

•   An annual cash bonus;

•   If applicable, long-term compensation consisting of restricted stock or stock options of the Adviser’s ultimate parent company, Brookfield Asset Management Inc.; and

•   If applicable, long-term compensation consisting generally of restricted share units tied to the performance of funds managed by Brookfield.

The portfolio managers also receive certain retirement, insurance and other benefits that are broadly available to all employees. Compensation of the portfolio managers is reviewed on an annual basis by senior management.

Share Ownership

The following table indicates the dollar range of the securities of the Registrant owned by the newly identified portfolio manager as of June 30, 2026.

Portfolio Manager	Dollar Range of Securities Owned
Aaron Greenberg	None

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, of shares or other units of any class of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Registrant did not engage in securities lending activities during the period covered by this report.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     Not applicable.

(b)    Not applicable.

Item 19. Exhibits.

(a)    (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filled herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brookfield Real Assets Income Fund Inc.
By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2026
By (Signature and Title)	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer
Date	September 3, 2026